UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10 /31
Date of reporting period:	7/31/2012

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Global Absolute Return Fund

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dreyfus Total Return Advantage Fund

Global Alpha Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
July 31, 2012 (Unaudited)

	Face Amount
	Covered by
Options Purchased--1.4%	Contracts ($)		Value ($)
Call Options--1.3%
U.S. Treasury 10 Year Note Futures,
August 2012 @ $115	13,000	a	255,531

	Number of
	Contracts		Value ($)
Put Options--.1%
Swiss Market Index Futures,
September 2012 @ CHF 6,193	90	a	6,287
Swiss Market Index Futures,
September 2012 @ CHF 5,895	230	a	6,177
			12,464
Total Options
(cost $299,321)			267,995
	Principal
Short-Term Investments--81.8%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.08%, 9/20/12	1,330,000	b	1,329,852
0.08%, 8/30/12	3,500,000		3,499,783
0.09%, 8/16/12	2,860,000		2,859,887
0.09%, 10/11/12	1,838,000		1,837,691
0.09%, 10/18/12	5,620,000		5,618,904
Total Short-Term Investments
(cost $15,146,074)			15,146,117

Other Investment--15.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,845,318)	2,845,318	[c]	2,845,318
Total Investments (cost $18,290,713)	98.6%		18,259,430
Cash and Receivables (Net)	1.4%		260,116
Net Assets	100.0%		18,519,546

CHF--Swiss Franc
a Non-income producing security.
b	Held by or on behalf of a counterparty for open financial futures positions.
c Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized depreciation on investments was $128,663 of which $7,391 related to appreciated investment securities and $136,054 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	97.2
Options Purchased	1.4
98.6

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
July 31, 2012 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
Swiss Market Index Futures,
September 2012 @ CHF 6,193	90	a	(24,894)
Swiss Market Index Futures,
September 2012 @ CHF 5,895	230	a	(123,624)
(premiums received $51,138)			(148,518)

CHF--Swiss Franc

a Non-income producing security.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

July 31, 2012 (Unaudited)

		Foreign			Unrealized
Forward Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
9/19/2012	a	1,717,195	1,732,360	1,796,100	63,740
9/19/2012	b	870,363	887,239	910,356	23,117
9/19/2012	c	3,195,084	3,229,691	3,341,898	112,207

British Pound,
Expiring:
9/19/2012	a	899,902	1,405,247	1,410,866	5,619
9/19/2012	c	1,211,775	1,885,284	1,899,820	14,536

Canadian Dollar,
Expiring:
9/19/2012	a	2,668,786	2,592,795	2,658,286	65,491
9/19/2012	b	110,389	109,170	109,955	785
9/19/2012	c	1,618,250	1,585,222	1,611,883	26,661

Euro,
Expiring:
9/19/2012	a	256,650	318,366	315,977	(2,389)
9/19/2012	b	562,770	692,320	692,859	539
9/19/2012	c	422,580	519,936	520,263	327

Japanese Yen,

Expiring:
9/19/2012	a	48,078,762	605,030	615,748	10,718
9/19/2012	b	16,560,414	208,409	212,090	3,681
9/19/2012	c	199,589,526	2,519,964	2,556,157	36,193

Norwegian Krone,
Expiring:
9/19/2012	a	6,875,925	1,137,284	1,138,509	1,225
9/19/2012	c	11,755,547	1,935,817	1,946,472	10,655

New Zeland Dollar,
Expiring
9/19/2012	a	36,380	28,591	29,361	770
9/19/2012	c	3,222,390	2,484,165	2,600,682	116,517

Swedish Krona,
Expiring:
9/19/2012	a	29,686,070	4,190,156	4,355,954	165,798
9/19/2012	c	10,047,070	1,413,452	1,474,246	60,794

Swiss Franc,
Expiring:
9/19/2012	a	104,310	109,336	106,975	(2,361)
9/19/2012	c	123,190	126,443	126,338	(105)
9/19/2012	d	89,904	94,738	92,201	(2,537)

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
9/19/2012	a	2,307,722	2,287,188	2,413,762	(126,574)
9/19/2012	c	1,908,691	1,911,474	1,996,395	(84,921)

British Pound,

Expiring:
9/19/2012	a	814,074	1,264,700	1,276,305	(11,605)
9/19/2012	b	427,128	669,873	669,651	222
9/19/2012	c	3,399,937	5,292,597	5,330,419	(37,822)

Canadian Dollar,
Expiring:
9/19/2012	a	153,682	150,333	153,077	(2,744)
9/19/2012	c	160,420	156,324	159,789	(3,465)

Euro,
Expiring:
9/19/2012	a	1,055,634	1,320,474	1,299,652	20,822
9/19/2012	c	6,464,783	8,082,299	7,959,171	123,128

Japanese Yen,
Expiring:
9/19/2012	a	153,193,782	1,930,678	1,961,963	(31,285)
9/19/2012	c	34,126,800	432,816	437,064	(4,248)

Norwegian Krone,
Expiring:
9/19/2012	a	3,326,143	551,704	550,739	965
9/19/2012	b	1,629,201	272,836	269,761	3,075
9/19/2012	c	9,609,356	1,599,705	1,591,108	8,597

New Zeland Dollar,
Expiring:
9/19/2012	a	448,498	357,194	361,968	(4,774)
9/19/2012	b	247,474	197,392	199,728	(2,336)
9/19/2012	c	746,565	594,241	602,527	(8,286)

Swedish Krona,
Expiring:
9/19/2012	a	7,016,428	995,558	1,029,548	(33,990)
9/19/2012	b	1,782,076	257,204	261,491	(4,287)
9/19/2012	c	6,656,238	947,180	976,696	(29,516)

Swiss Franc,
Expiring
9/19/2012	a	186,348	194,113	191,110	3,003
9/19/2012	b	11,819	12,117	12,121	(4)
9/19/2012	e	14,666	14,963	15,041	(78)

Gross Unrealized Appreciation					879,185
Gross Unrealized Depreciation					(393,327)

Counterparties:
a Citigroup
b Goldman Sachs
c UBS
d Morgan Stanley
e JPMorgan Chase & Co.

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2012($)
Financial Futures Long
Amsterdam Exchange Index	27	2,161,383	August 2012	67,915
ASX SPI 200 Index	11	1,223,283	September 2012	29,864
CAC 40 10 Euro	18	729,772	August 2012	31,958
DAX	9	1,879,849	September 2012	123,594
Euro-Bond	7	1,246,324	September 2012	7,065
Euro-Bond Options	51	1,543,228	August 2012	72,010
FTSE 100	13	1,141,859	September 2012	13,535
S&P/Toronto Stock Exchange 60 Index	4	530,061	September 2012	11,626
Standard & Poor's 500 E-mini	4	274,920	September 2012	12,913

Financial Futures Short
Australian 10 Year Bonds	13	(1,719,703)	September 2012	16,061
Canadian 10 Year Bonds	26	(3,604,150)	September 2012	(34,647)
Hang Seng	11	(1,398,399)	August 2012	(68,522)
Japanese 10 Year Mini Bonds	30	(5,536,364)	September 2012	(1,832)
Long Gilt	30	(5,728,879)	September 2012	(157,954)
Topix Index	11	(1,033,803)	September 2012	(51,218)
U.S. Treasury 10 Year Notes	4	(538,625)	September 2012	1,382

Gross Unrealized Appreciation				387,923
Gross Unrealized Depreciation				(314,173)

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	2,845,318	-	-	2,845,318
U.S. Treasury	-	15,146,117	-	15,146,117
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	879,185	-	879,185
Financial Futures+	387,923	-	-	387,923
Options Purchased	267,995	-	-	267,995
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	(393,327)	-	(393,327)
Financial Futures+	(314,173)	-	-	(314,173)
Options Written	(148,518)	-	-	(148,518)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.
As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Global Dynamic Bond Fund
July 31, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--93.5%		Rate (%)	Date	Amount ($) [a]		Value ($)
Consumer Discretionary--1.7%
Edcon Proprietary,
Scd. Notes	EUR	3.91	6/15/14	50,000	b	56,291
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	50,000		64,281
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	50,000		66,596
						187,168
Consumer Staples--2.9%
Altria Group,
Gtd. Notes		9.95	11/10/38	56,000		94,520
BAT International Finance,
Gtd. Notes		8.13	11/15/13	95,000		103,286
British Sugar,
Scd. Debs.	GBP	10.75	7/2/13	31,000		50,912
CEDC Finance Corp. International,
Sr. Scd. Notes	EUR	8.88	12/1/16	50,000		42,757
China Green Holdings,
Gtd. Bonds	CNY	3.00	4/12/13	200,000		19,190
						310,665
Energy--4.8%
BG Energy Capital,
Gtd. Notes	GBP	5.88	11/13/12	40,000		63,673
Chesapeake Energy,
Gtd. Notes		6.78	3/15/19	40,000		39,250
EXCO Resources,
Gtd. Notes		7.50	9/15/18	50,000		45,500
Petrobras International Finance,
Gtd. Notes		3.88	1/27/16	90,000		94,013
Petrobras International Finance,

Gtd. Notes	GBP	6.25	12/14/26	100,000		169,327
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	50,000	b	60,906
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		36,174
						508,843
Entertainment & Gaming--.9%
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	50,000		51,523
Travelport,
Gtd. Notes		9.88	9/1/14	60,000		44,025
						95,548
Financial--21.1%
Allied Irish Banks,
Gov't Gtd. Notes	EUR	3.25	2/4/13	100,000		122,084
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	42,195		66,454
Bank Nederlandse Gemeenten,
Sr. Unscd. Notes		0.61	5/3/13	100,000	b	99,710
BNP Paribas
Jr. Sub. Bonds	GBP	5.95	4/29/49	50,000	b	49,531
Boats Investments Netherlands,
Sr. Scd. Notes	EUR	11.00	3/31/17	86,003		59,258
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	50,000		90,802
Co-Operative Bank,
Sub. Notes	GBP	5.75	12/2/24	50,000	b	61,231
Eksportfinans,
Sr. Unscd. Notes	EUR	4.75	6/11/13	25,000		31,406
Experian Finance,
Gtd. Notes	GBP	5.63	12/12/13	20,000		33,147
F&C Commercial Property Finance,
Sr. Scd. Notes	GBP	5.23	6/30/17	50,000	b	82,281
Housing Finance,
Sr. Scd. Debs.	GBP	0.00	12/31/12	50,000	c	77,588
Hutchinson Ports Finance,

Gtd. Bonds	GBP	6.75	12/7/15	30,000		54,391
ICAP Group Holdings,
Sr. Unscd. Notes	EUR	7.50	7/28/14	50,000		65,221
Irish Life & Permanent,
Gov't Gtd. Notes	EUR	4.00	3/10/15	100,000		114,556
Juneau Investments,
Sr. Scd. Notes	GBP	5.90	2/22/21	30,000		38,804
Juturna European Loan Conduit No
16, Asset-Backed Notes	GBP	5.06	8/10/33	48,394	b	83,179
Lloyds TSB Bank,
Gov't Gtd. Notes	GBP	1.50	5/2/17	100,000		161,481
Nationwide Building Society,
Sub. Notes	EUR	6.75	7/22/20	50,000		61,764
Prudential,
Jr. Sub. Notes		11.75	12/29/49	65,000	b	75,416
Reed Elsevier Investments,
Gtd. Notes	GBP	7.00	12/11/17	50,000		96,490
Royal Bank of Scotland,
Sr. Unscd. Notes	AUD	5.46	3/10/14	100,000	b	103,659
SLM Student Loans,
Asset-Backed Notes	GBP	5.15	12/15/39	100,000		130,131
Standard Chartered Bank,
Sub. Notes	GBP	6.00	1/25/18	50,000	b	77,855
Suncorp-Metway,
Gov't Gtd Notes	GBP	4.00	1/16/14	85,000		139,883
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,736		87,677
UBS,
Sub. Notes	GBP	5.25	6/21/21	50,000	b	76,267
US Bank,
Sub. Notes	EUR	0.86	2/28/17	50,000	b	56,994
Woodside Finance,
Gtd. Notes		8.75	3/1/19	44,000		57,157
						2,254,417
Foreign/Governmental--38.5%
Austrian Government,

Sr. Unscd. Notes	EUR	4.30	9/15/17	150,000	d	216,631
Barbadian Government,
Unscd. Bonds	GBP	13.50	7/1/15	39,000		70,815
Bulgarian Government,
Sr. Unscd. Bonds		8.25	1/15/15	90,000		102,420
Canadian Government,
Bonds	CAD	2.00	9/1/12	155,000		154,663
Canadian Government,
Bonds	CAD	2.00	6/1/16	315,000		323,016
Czech Republic Government,
Bonds, Ser. 51	CZK	4.00	4/11/17	2,640,000		143,863
Czech Republic Government,
Bonds, Ser. 56	CZK	5.00	4/11/19	1,910,000		111,318
European Bank for Reconstruction &
Development, Notes	NOK	4.00	5/11/17	180,000		31,839
European Bank for Reconstruction &
Development, Sr. Unscd. Notes	IDR	6.75	2/19/13	280,000,000		29,716
European Investment Bank,
Sr. Unscd. Bonds	GBP	0.95	1/5/16	75,000	b	115,993
European Investment Bank,
Sr. Unscd. Bonds	IDR	6.00	4/22/14	160,000,000		16,926
European Investment Bank,
Sr. Unscd. Notes	NZD	6.50	9/10/14	125,000		107,390
Finnish Government,
Sr. Unscd. Notes	GBP	1.05	2/25/16	100,000	b	157,034
FMS Wertmanagement,
Gov't Gtd. Notes	EUR	3.00	8/3/18	100,000		135,696
Lithuanian Government,
Sr. Unscd. Notes		5.13	9/14/17	100,000		108,875
Mexican Government,
Bonds, Ser. M10	MXN	7.75	12/14/17	2,170,000		185,428
Mexican Government,
Bonds, Ser. M	MXN	8.00	6/11/20	3,550,000		319,169
Netherlands Government,
Sr. Unscd. Bonds		1.00	2/24/17	150,000		150,567
New South Wales Treasury,

Gov't Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	85,000	e	115,042
New Zealand Government,
Sr. Unscd. Bonds, Ser. 423	NZD	5.50	4/15/23	320,000		304,711
Norwegian Government,
Bonds, Ser 473	NOK	4.50	5/22/19	994,000		196,984
Philippine Government,
Sr. Unscd. Bonds		8.75	10/7/16	46,000		58,535
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	187,000		215,050
Polish Government,
Bonds, Ser. 1021	PLN	5.75	10/25/21	795,000		253,836
Queensland Treasury,
Gov't Gtd. Notes, Ser. 22	AUD	6.00	7/21/22	90,000		106,506
Romanian Government,
Sr. Unscd. Bonds	EUR	5.00	3/18/15	30,000		37,540
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	0.63	3/22/40	40,000	f	80,954
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	1.25	11/22/17	115,000	f	259,952
						4,110,469
Health Care--1.1%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	50,000		63,520
Fresenius Medical Care US Finance
II, Gtd. Notes		5.63	7/31/19	50,000		53,937
						117,457
Industrial--2.9%
BAA Funding,
Sr. Scd. Bonds	GBP	3.00	6/8/15	100,000		160,909
Heidelberger Druckmaschinen,
Gtd. Notes	EUR	9.25	4/15/18	50,000		48,293
ISS,
Sr. Sub. Notes	EUR	8.88	5/15/16	50,000		63,673
Ship Finance International,
Gtd. Notes		8.50	12/15/13	40,000		40,000
						312,875

Materials--3.5%
Ardagh Glass Finance,
Gtd. Bonds	EUR	7.13	6/15/17	50,000		59,828
Cemex Finance,
Sr. Scd. Notes	EUR	9.63	12/14/17	50,000		57,294
HeidelbergCement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	50,000		68,749
Ineos Group Holdings,
Scd. Notes	EUR	7.88	2/15/16	50,000		52,907
Inmet Mining,
Sr. Notes		8.75	6/1/20	20,000		19,800
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	50,000		52,907
OI European Group,
Gtd. Notes	EUR	6.75	9/15/20	50,000		66,749
						378,234
Telecommunications--5.4%
British Telecommunications,
Sr. Unscd. Notes	EUR	5.25	1/22/13	100,000	b	125,700
Cable & Wireless Communications,
Sr. Unscd. Bonds	GBP	8.75	8/6/12	20,000		31,514
Cable & Wireless International,
Gtd. Bonds	GBP	8.63	3/25/19	40,000		62,243
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	65,000		61,425
Deutsche Telekom International
Finance, Gtd. Notes	GBP	7.13	9/26/12	40,000		63,275
Nextel Communications,
Gtd. Notes, Ser. D		7.38	8/1/15	60,000		60,750
Satmex Escrow,
Sr. Scd. Notes		9.50	5/15/17	50,000		52,500
Telefonica Emisiones,
Gtd. Notes		5.13	4/27/20	75,000		66,943
Wind Acquisition Finance,
Gtd. Notes	EUR	11.75	7/15/17	50,000		51,523
						575,873

U.S. Government Securities--9.5%
U.S. Treasury Notes:
1.88%, 8/31/17				150,000		159,352
2.13%, 8/15/21				800,000		852,375
						1,011,727
Utilities--1.2%
InterGen,
Sr. Scd. Bonds	GBP	9.50	6/30/17	35,000		54,326
SSE,
Sub. Notes	GBP	5.45	9/29/49	50,000	b	77,216
						131,542
Total Bonds and Notes
(cost $10,118,705)						9,994,818

Common Stocks--2.1%				Shares		Value ($)
Exchange Traded Funds
iShares JPMorgan Emerging Markets
Bond Fund
(cost $211,430)				1,893		222,030

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $150,588)				150,588	[g]	150,588
Total Investments (cost $10,480,723)				97.0%		10,367,436
Cash and Receivables (Net)				3.0%		322,525
Net Assets				100.0%		10,689,961

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
CAD--Canadian Dollar
CNY--Chinese Yuan Renminbi
CZK--Czech Republic Koruna
EUR--Euro

GBP--British Pound
IDR--Indonesian Rupiah
MXN--Mexican New Peso
NOK--Norwegian Krone
NZD--New Zealand Dollar
PLN - Polish Zloty
b Variable rate security--interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, this security was valued at $216,631 or 2.0% of net assets.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
g Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized depreciation on investments was $113,287 of which $255,597 related to appreciated investment securities and $368,884 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	45.5
Foreign/Governmental	38.5
U.S. Government & Agencies	9.5
Common Stocks	2.1
Money Market Investment	1.4
97.0

† Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
July 31, 2012 (Unaudited)

		Foreign			Unrealized
Forward Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Australian Dollar,
Expiring:
8/10/2012	a	201,000	200,004	211,031	(11,027)
8/10/2012	b	103,000	105,646	108,140	(2,494)

British Pound,
Expiring:
8/10/2012	a	331,000	516,718	518,947	(2,229)
8/10/2012	b	1,594,250	2,558,993	2,499,490	59,503
8/10/2012	c	35,000	53,865	54,874	(1,009)

Canadian Dollar,
Expiring:
8/10/2012	a	211,000	206,105	210,356	(4,251)
8/10/2012	c	273,000	268,807	272,166	(3,359)

Chinese Yuan Renminbi,
Expiring
8/10/2012	a	150,000	23,712	23,555	157

Czech Republic Koruna,
Expiring
8/10/2012	c	5,043,000	258,414	245,034	13,380

Euro,
Expiring:
8/1/2012	b	5,485	6,722	6,749	(27)

8/10/2012	a	1,222,200	1,572,367	1,503,952	68,415
8/10/2012	b	480,000	592,252	590,654	1,598

Mexican New Peso,
Expiring
8/10/2012	b	6,695,000	494,937	502,958	(8,021)

New Zealand Dollar,
Expiring
8/10/2012	c	515,000	402,222	416,793	(14,571)

Norwegian Krone,
Expiring
8/10/2012	b	452,163	77,074	74,987	2,087

Polish Zloty,
Expiring
8/10/2012	b	146,000	42,256	43,647	(1,391)

Gross Unrealized Appreciation					145,140
Gross Unrealized Depreciation					(48,379)

Counterparties:

a JPMorgan Chase & Co.
b Royal Bank of Scotland
c UBS

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	4,872,622	-	4,872,622
Exchange Traded Funds	222,030	-	-	222,030
Foreign Government	-	4,110,469	-	4,110,469
Mutual Funds	150,588	-	-	150,588
U.S. Treasury	-	1,011,727	-	1,011,727
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	145,140	-	145,140
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(48,379)	-	(48,379)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
July 31, 2012 (Unaudited)

Common Stocks--51.2%	Shares	Value ($)
Australia--3.0%
Newcrest Mining	50,872	1,256,336
Telstra	126,765	532,867
		1,789,203
Brazil--.9%
Petroleo Brasileiro, ADR, Cl. A	27,304	519,595
Canada--2.6%
Barrick Gold	21,722	714,219
Yamana Gold	57,470	852,150
		1,566,369
Denmark--1.2%
TDC	104,415	709,203
France--3.4%
Sanofi	11,222	917,792
Total	23,634	1,093,531
		2,011,323
Germany--3.7%
Bayer	20,119	1,532,553
Deutsche Telekom	57,945	654,282
		2,186,835
Japan--2.1%
Asahi Group Holdings	23,700	534,520
Japan Tobacco	22,800	719,094
		1,253,614
Netherlands--1.0%
Koninklijke KPN	29,906	245,470
Reed Elsevier	29,374	345,011
		590,481
Norway--.8%
Statoil	20,811	496,836
Peru--.2%
Cia de Minas Buenaventura, ADR	3,046	110,935

Poland--.7%
Telekomunikacja Polska	90,475	426,533
South Africa--.9%
MTN Group	28,377	510,855
Switzerland--4.3%
Novartis	17,628	1,034,605
Roche Holding	5,526	980,903
Syngenta	1,535	524,664
		2,540,172
United Kingdom--10.8%
BAE Systems	115,399	558,884
BP	81,293	541,745
British American Tobacco	10,482	558,349
Cable & Wireless Communications	195,269	95,764
Centrica	175,284	871,171
GlaxoSmithKline	57,091	1,314,448
Severn Trent	29,671	802,460
SSE	38,272	787,858
Vodafone Group	66,196	189,511
WM Morrison Supermarkets	167,562	728,496
		6,448,686
United States--15.6%
Abbott Laboratories	14,154	938,552
Accenture, Cl. A	10,447	629,954
Annaly Capital Management	24,952b	434,913
Medtronic	12,801	504,615
Merck & Co.	13,427	593,071
Newmont Mining	7,996	355,582
PDL BioPharma	24,287	164,909
PowerShares DB Gold Fund	39,683c	2,207,168
Reynolds American	32,930	1,523,671
Sprint Nextel	75,946c	331,125
Sysco	23,864	701,363
Wisconsin Energy	21,655	882,225
		9,267,148
Total Common Stocks
(cost $29,496,569)		30,427,788

Bonds And Notes--30.2%		Coupon Rate (%)	Maturity Date	Principal Amount ($) a		Value ($)
Australia--5.0%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	840,000		1,024,869
Australian Goverment,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	1,410,000		1,803,658
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	100,000	d	121,813
						2,950,340
Brazil--.1%
Petrobras International Finance,
Gtd. Notes		7.88	3/15/19	44,000		54,795
El Salvador--.2%
Telemovil Finance,
Gtd. Notes		8.00	10/1/17	100,000		104,625
Germany--.9%
Conti-Gummi Finance,
Sr. Scd. Notes	EUR	7.50	9/15/17	100,000		132,884
HeidelbergCement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	125,000		171,872
KION Finance,
Sr. Scd. Notes	EUR	7.88	4/15/18	100,000		118,427
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	100,000		133,191
						556,374
Ireland--.5%
Ardagh Glass Finance,
Gtd. Bonds	EUR	7.13	6/15/17	150,000		179,485
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	7.25	11/15/17	100,000		132,424
						311,909
Italy--.5%
Lottomatica,
Jr. Sub. Bonds		8.25	3/31/66	150,000	d	167,950
Wind Acquisition Finance,
Gtd. Notes		11.75	7/15/17	100,000		103,047
						270,997
Luxembourg--.3%

Aguila 3,
Sr. Scd. Notes	7.88	1/31/18	150,000		158,063
Mexico--.2%
Satmex Escrow,
Sr. Scd. Notes	9.50	5/15/17	126,000		132,301
Netherlands--.7%
OI European Group,
Gtd. Notes	6.75	9/15/20	100,000		133,499
UPC Holding,
Sec. Notes	8.38	8/15/20	100,000		131,961
Ziggo Bond,
Sr. Unscd. Notes	8.00	5/15/18	100,000		134,729
					400,189
New Zealand--2.1%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 423	5.50	4/15/23	505,000		480,871
New Zealand Government,
Sr. Unscd. Bonds, Ser. 521	6.00	5/15/21	770,000		748,477
					1,229,348
Norway--3.2%
Norwegian Government,
Bonds, Ser 473	4.50	5/22/19	9,724,000		1,927,038
South Africa--.2%
Edcon Proprietary,
Scd. Notes	3.91	6/15/14	100,000	d	112,582
Sweden--.5%
Eileme 2,
Sr. Scd. Notes	11.75	1/31/20	110,000		143,465
Norcell Sweden Holding 3,
Sr. Scd. Notes	9.25	9/29/18	1,000,000		157,338
					300,803
Switzerland--.5%
Matterhorn Mobile,
Sr. Scd. Notes	6.75	5/15/19	150,000		161,515
Sunrise Communications International,
Sr. Scd. Notes	7.88	12/31/17	100,000		132,269
					293,784
United Kingdom--3.3%

Anglian Water Services Financing,
Sr. Scd. Notes, Ser. A8	3.67	7/30/24	50,000	e	140,025
Boparan Finance,
Gtd. Notes	9.88	4/30/18	100,000		162,664
Cable & Wireless International Finance,
Gtd. Bonds	8.63	3/25/19	50,000		77,804
Cable & Wireless International Finance,
Gtd. Bonds	8.63	3/25/19	60,000		93,365
Co-Operative Bank,
Sub. Notes	5.63	11/16/21	100,000	d	122,300
Dwr Cymru Financing,
Asset Backed Bonds	1.86	3/31/48	50,000	e	93,507
ICAP Group Holdings,
Sr. Unscd. Notes	7.50	7/28/14	50,000		65,221
Ineos Finance,
Sr. Scd. Notes	7.25	2/15/19	100,000	d	121,810
ISS,
Sr. Scd. Notes	11.00	6/15/14	100,000		131,286
Jaguar Land Rover,
Gtd. Bonds	8.13	5/15/21	150,000		160,125
John Lewis,
Sr. Unscd. Bonds	8.38	4/8/19	75,000		154,874
Kerling
Sr. Scd. Notes	10.63	2/1/17	150,000		158,722
LBG Capital No.1,
Gtd. Bonds, Ser 8	7.87	8/25/20	70,000		96,414
National Grid Electricity Transmission,
Sr. Unscd. Bonds	2.98	7/8/18	32,000	e	82,741
National Grid Gas,
Gtd. Bonds	4.19	12/14/22	19,000	e	59,505
Priory Group No 3
Sr. Scd. Notes	7.00	2/15/18	100,000		156,392
Prudential,
Jr. Sub. Notes	11.75	12/29/49	71,000	d	82,378
					1,959,133
United States--12.0%
Catalent Pharma Solutions,
Gtd. Notes	9.75	4/15/17	50,000		63,520

CEDC Finance Corp International,
Sr. Scd. Notes	9.13	12/1/16	100,000		69,000
Clearwire Communications,
Sr. Scd. Notes	12.00	12/1/15	14,000		13,230
Clearwire Communications,
Sr. Scd. Notes	12.00	12/1/15	136,000		129,200
EXCO Resources,
Gtd. Notes	7.50	9/15/18	137,000		124,670
Nextel Communications,
Gtd. Notes, Ser. E	6.88	10/31/13	61,000		61,534
Nextel Communications,
Gtd. Notes, Ser. D	7.38	8/1/15	95,000		96,188
Offshore Group Investments,
Sr. Scd. Notes	11.50	8/1/15	110,000		121,550
U.S. Treasury Inflation Protected Securities,
Notes	2.50	1/15/29	1,584,251	f	2,275,009
U.S. Treasury Notes	0.38	9/30/12	2,291,900		2,293,154
U.S. Treasury Notes	0.50	11/30/12	1,681,000		1,683,232
US Bank,
Sub. Notes	0.86	2/28/17	200,000	d	227,976
					7,158,263
Total Bonds And Notes
(cost $17,517,929)					17,920,544

			Number of
Options Purchased--.2%			Contracts		Value ($)
Put Options
S&P 500 Index Futures,
August 2012 @ $1,250			38	c	4,560
S&P 500 Index Futures,
September 2012 @ $1,250			96	c	77,760
S&P 500 Index Futures,
October 2012 @ $1,275			18	c	31,140
Total Options
(cost $505,489)					113,460
			Principal
Short-Term Investments--8.5%			Amount ($)		Value ($)
U.S. Treasury Bills:

0.00%, 10/25/12	2,247,000	2,246,286
0.00%, 11/8/12	2,782,000	2,781,159
Total Short-Term Investments
(cost $5,027,445)		5,027,445

Other Investment--8.3%	Shares	Value ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fun	4,264,000g	4,264,000
NB Global Floating Rate Income Fund	232,537h	228,747
RWC Global Convertibles Fund, Cl. B	383c,h	452,778
Total Other Investment
(cost $4,920,566)		4,945,525
Total Investments (cost $57,467,998)	98.2%	58,434,762
Cash and Receivables (Net)	1.8%	1,042,388
Net Assets	100.0%	59,477,150

ADR - American Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.

AUD-- Australian Dollar

CHF-- Swiss Franc

EUR-- Euro

GBP-- British Pound

NOK-- Norwegian Krone

NZD-- New Zealand Dollar

SEK-- Swedish Krona

b Investment in real estate investment trust.

c Non-income producing security.

d Variable rate security--interest rate subject to periodic change.

e Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.

f Principal amount for accrual purposes is periodically adjusted based on changes in the U.S. Consumer Price Index.

g Investment in affiliated money market mutual fund.

h Investment in affiliated mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $1,300,803 of which $2,711,725 related to appreciated investment securities and $1,410,922 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	15.7
Health Care	10.9
U.S. Government Securities	10.5
Foreign/Governmental	10.1
Corporate Bonds	9.6
Materials	9.0
Consumer Staples	8.0
Telecommunications	6.2
Utilities	5.6
Energy	4.5
Exchange Traded Funds	3.7
Information Technology	1.1
Mutual Funds: Foreign	1.1
Industrial	.9
Financial	.7
Consumer Discretionary	.6
98.2

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
July 31, 2012 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
FSTE 100 Index Futures,
August 2012 @ GBP 5,750	29	[a]	(11,310)
FSTE 100 Index Futures,
September 2012 @ GBP 5,800	191	[a]	(154,413)
Put Options:
S&P 500 Index Futures,
August 2012 @ GBP 1,200	38	[a]	(1,900)
S&P 500 Index Futures,
September 2012 @ GBP 1,200	96	[a]	(45,120)
S&P 500 Index Futures,
October 2012 @ GBP 1,225	18	[a]	(20,970)
(premiums received $567,752)			(233,713)

GBP- British Pound
a Non-income producing security.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2012 (Unaudited)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring:
8/1/2012a	105,115	164,925	164,804	(121)
11/14/2012a	13,000	20,945	20,382	(563)

Euro,
Expiring:
9/14/2012a	54,000	66,031	66,478	447
9/14/2012b	145,000	189,663	178,507	(11,156)
9/14/2012c	112,000	139,028	137,881	(1,147)

Japanese Yen,
Expiring:
10/15/2012a	10,629,000	133,707	136,170	2,463
10/15/2012b	3,069,000	38,675	39,317	642
10/15/2012c	15,805,000	198,646	202,479	3,833

New Zealand Dollar,
Expiring
8/2/2012b	230,963	186,858	187,045	187

Norwegian Krone,
Expiring
8/16/2012a	254,000	43,550	42,113	(1,437)

Singapore Dollar,
Expiring:
9/14/2012a	631,000	497,577	507,078	9,501
9/14/2012b	645,000	510,016	518,328	8,312

Sales:
		Proceeds $
Australian Dollar,
Expiring:
12/14/2012a	4,982,000	4,869,416	5,171,758	(302,342)
12/14/2012b	613,000	610,023	636,348	(26,325)
12/14/2012c	1,063,000	1,053,231	1,103,488	(50,257)

British Pound,
Expiring:
11/14/2012a	3,158,773	5,082,339	4,952,471	129,868
11/14/2012b	2,061,000	3,232,304	3,231,332	972
11/14/2012c	2,005,000	3,113,912	3,143,532	(29,620)

Canadian Dollar,
Expiring:
9/14/2012a	449,654	449,156	447,929	1,227
9/14/2012b	359,000	352,021	357,623	(5,602)
9/14/2012c	26,000	25,624	25,900	(276)

Danish Krone,
Expiring
10/15/2012b	4,307,000	726,190	713,488	12,702

Euro,
Expiring:
8/1/2012b	3,375	4,128	4,153	(25)
8/2/2012b	3,941	4,845	4,849	(4)
9/14/2012a	2,314,000	2,928,236	2,848,719	79,517

9/14/2012b	2,614,000	3,313,933	3,218,043	95,890
9/14/2012c	3,200,350	4,235,422	3,939,886	295,536

Japanese Yen,
Expiring
10/15/2012b	104,400,000	1,292,009	1,337,483	(45,474)

New Zealand Dollar,
Expiring:
10/15/2012a	774,000	615,223	623,551	(8,328)
10/15/2012b	379,000	304,854	305,331	(477)
10/15/2012c	371,000	294,109	298,886	(4,777)

Norwegian Krone,
Expiring:
8/16/2012a	1,403,000	245,385	232,618	12,767
8/16/2012b	6,602,300	1,117,415	1,094,664	22,751
8/16/2012c	6,759,000	1,152,359	1,120,645	31,714

Polish Zloty,
Expiring
8/16/2012b	1,481,000	443,856	442,388	1,468

Singapore Dollar,
Expiring
9/14/2012b	1,276,000	1,006,593	1,025,406	(18,813)

South African Rand,
Expiring:
12/14/2012a	1,715,100	197,413	203,443	(6,030)
12/14/2012b	921,000	106,199	109,248	(3,049)
12/14/2012c	305,000	36,837	36,179	658

Swiss Franc,

Expiring:
12/14/2012	a	45,000	47,327	46,281	1,046
12/14/2012	b	2,408,000	2,521,751	2,476,570	45,181

Gross Unrealized Appreciation					756,682
Gross Unrealized Depreciation					(515,823)

Counterparties:
a JPMorgan Chase & Co.
b Royal Bank of Scotland
c UBS

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	5,684,236	-	5,684,236
Equity Securities - Domestic+	7,059,980	-	-	7,059,980
Equity Securities - Foreign+	21,160,640	-	-	21,160,640
Exchange Traded Funds	2,207,168	-	-	2,207,168
Foreign Government	-	5,984,913	-	5,984,913
Mutual Funds	4,945,525	-	-	4,945,525
U.S. Treasury	-	11,278,840	-	11,278,840
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	756,682	-	756,682
Options Purchased	113,460	-	-	113,460
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(515,823)	-	(515,823)
Options Written	(233,713)	-	-	(233,713)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.
As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Total Emerging Markets Fund
July 31, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--26.9%		Rate (%)	Date	Amount ($) a		Value ($)
Argentina--.2%
Argentine Government,
Sr. Unscd. Notes, Ser. NY		8.28	12/31/33	20,258		13,573
Argentine Government,
Sr. Unscd. Notes, Ser. 1		8.75	6/2/17	80,000		72,400
						85,973
Brazil--.4%
Gerdau Trade,
Gtd. Notes		5.75	1/30/21	100,000		106,850
Rearden G Holdings,
Gtd. Notes		7.88	3/30/20	100,000		108,161
						215,011
Chile--.5%
Cencosud,
Gtd. Notes		5.50	1/20/21	150,000		159,155
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	100,000	c	107,177
						266,332
China--.8%
CNOOC Finance (2012),
Gtd. Notes		3.88	5/2/22	200,000	c	216,182
Sinopec Group Overseas Development 2012,
Gtd. Notes		3.90	5/17/22	200,000	c	215,840
						432,022
Colombia--1.4%
Ecopetrol,
Sr. Unscd. Notes		7.63	7/23/19	360,000		468,000
Empresas Publicas de Medellin,
Sr. Unscd. Bonds	COP	8.38	2/1/21	484,000,000		303,725
						771,725
Costa Rica--.4%

Instituto Costarricense de Electricidad,
Sr. Unscd. Notes		6.95	11/10/21	200,000	c	212,000
Dominican Republic--.2%
Dominican Republic Goverment,
Sr. Unscd. Bonds		7.50	5/6/21	115,000		126,040
Hungary--.4%
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	15,050,000		58,666
Hungarian Government,
Bonds, Ser. 22/A	HUF	7.00	6/24/22	40,370,000		171,984
						230,650
Indonesia--1.2%
Adaro Indonesia,
Gtd. Notes		7.63	10/22/19	195,000		210,366
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	205,000		209,240
Indosat Palapa,
Gtd. Notes		7.38	7/29/20	190,000		214,225
						633,831
Kazakhstan--1.1%
Development Bank of Kazakhstan,
Sr. Unscd. Notes		5.50	12/20/15	375,000	c	396,375
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000	c	221,500
						617,875
Lithuania--.7%
Lithuanian Government,
Sr. Unscd. Notes		6.13	3/9/21	315,000		361,872
Malaysia--3.2%
Malaysian Government,
Bonds, Ser. 0211	MYR	3.43	8/15/14	4,655,000		1,499,517
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	590,000		196,863
						1,696,380
Mexico--3.7%
Mexican Government,
Bonds, Ser. M	MXN	7.00	6/19/14	7,470,000		588,234
Mexican Government,

Bonds, Ser. M 20,	MXN	7.50	6/3/27	2,510,000		222,177
Mexican Government,
Bonds, Ser. MI10	MXN	8.00	12/19/13	2,035,000		160,118
Mexican Government,
Bonds, Ser. M 20,	MXN	8.50	5/31/29	560,000		53,578
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	685,000		65,277
Mexican Government,
Bonds, Ser. M	MXN	9.00	6/20/13	6,765,000		528,423
Petroleos Mexicanos,
Gtd. Notes		5.50	6/27/44	55,000	c	61,463
Sigma Alimentos,
Gtd. Notes		5.63	4/14/18	150,000		163,500
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	100,000		124,048
						1,966,818
Peru--.4%
Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	200,000	c	218,000
Philippines--.4%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000		207,114
Poland--2.0%
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	625,000		198,240
Polish Government,
Bonds, Ser. 1013	PLN	5.00	10/24/13	2,930,000		884,909
						1,083,149
Russia--2.9%
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.50	3/25/13	12,700,000		396,690
Russian Government,
Bonds, Ser. 5079	RUB	7.00	6/3/15	1,225,000		37,921
Russian Government,
Bonds, Ser. 6206	RUB	7.40	6/14/17	18,350,000		566,906
Russian Government,
Bonds, Ser. 6204	RUB	7.50	3/15/18	10,375,000		320,526
Vnesheconombank,

Sr. Unscd. Notes		6.03	7/5/22	200,000	c	218,500
						1,540,543
South Africa--2.3%
South African Government,
Sr. Unscd. Bonds, Ser. R207	ZAR	7.25	1/15/20	4,910,000		618,883
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	500,000		55,658
South African Government,
Sr. Unscd. Bonds, Ser. R203	ZAR	8.25	9/15/17	2,920,000		388,433
Transnet SOC,
Sr. Unscd. Notes		4.00	7/26/22	200,000	c	200,000
						1,262,974
South Korea--.4%
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	200,000		198,502
Thailand--.3%
Thai Government,
Sr. Unscd. Bonds	THB	3.65	12/17/21	4,895,000		159,739
Turkey--2.2%
Turk Eximbank,
Sr. Unscd. Notes		5.88	4/24/19	200,000	c	217,000
Turkish Government,
Bonds	TRY	9.00	1/27/16	360,000		207,795
Turkish Government,
Bonds	TRY	11.00	8/6/14	950,000		559,727
Turkish Government,
Bonds, Ser. CPI	TRY	3.00	2/23/22	300,000	d	174,027
Turkish Government,
Bonds, Ser. CPI	TRY	4.00	4/29/15	75,000	d	50,514
						1,209,063
Uruguay--.1%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	610,000		49,608
Venezuela--1.7%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	1,105,000		928,200
Total Bonds And Notes
(cost $14,258,535)						14,473,421

Common Stocks--60.7%	Shares	Value ($)
Brazil--8.8%
BR Malls Participacoes	63,500	741,226
Cia de Bebidas das Americas, ADR	21,500	828,825
Fleury	68,700	717,776
Obrascon Huarte Lain Brasil	145,600	1,257,623
Rossi Residencial	91,000	206,495
Tim Participacoes, ADR	45,594	964,313
		4,716,258
Chile--4.7%
Cencosud	236,690	1,350,763
ENTEL	61,550	1,210,332
		2,561,095
China--10.4%
Baidu, ADR	6,470b	779,764
China Petroleum & Chemical, Cl. H	914,000	829,763
China Railway Construction, Cl. H	1,308,500	1,145,720
Great Wall Motor, Cl. H	925,500	2,086,185
WuXi PharmaTech, ADR	55,250b	746,980
		5,588,412
Hong Kong--3.7%
China Agri-Industries Holdings	351,000	174,715
China Vanadium Titano - Magnetite Mining	5,539,000	821,418
Focus Media Holding, ADR	49,950	988,011
		1,984,144
Malaysia--3.1%
Genting	553,900	1,676,125
Peru--2.2%
Credicorp	10,130	1,174,472
Russia--7.2%
Gazprom, ADR	92,530	856,365
Lukoil, ADR	12,670	715,855
Mobile Telesystems, ADR	30,800	583,660
Sberbank of Russia, ADR	152,840	1,700,447
		3,856,327
South Korea--11.5%
DGB Financial Group	61,580	705,328

Hyundai Motor	8,448	1,770,858
KT&G	13,079	963,609
Samsung Electronics	2,404	2,783,271
		6,223,066
Taiwan--2.1%
Hon Hai Precision Industry	400,000	1,128,282
Thailand--7.0%
Asian Property Development	4,690,700	1,102,993
Bangkok Bank	283,800	1,875,767
PTT Global Chemical	414,246	779,920
		3,758,680
Total Common Stocks
(cost $34,196,966)		32,666,861

Preferred Stocks--4.2%
Brazil
Vale
(cost $3,346,491)	128,000	2,273,668
Other Investment--5.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,000,319)	3,000,319 [e]	3,000,319

Total Investments (cost $54,802,311)	97.4%	52,414,269
Cash and Receivables (Net)	2.6%	1,398,181
Net Assets	100.0%	53,812,450

ADR - American Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.
COP--Colombian Peso
HUF--Hungarian Forint
MYR--Malaysian Ringgit
MXN--Mexican New Peso
PHP--Philippines Peso
PLN-- Polish Zloty
RUB--Russian Ruble
TRY--Turkish Lira

THB--Thai Baht
UYU--Uruguayan New Peso
ZAR--South African Rand
b Non-income producing security.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities were valued at $2,284,037 or 4.2% of net assets.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
e Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized depreciation on investments was $2,388,042 of which $3,036,967 related to appreciated investment securities and $5,425,009 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	22.6
Consumer Discretionary	18.3
Financial	11.5
Information Technology	8.7
Materials	7.2
Consumer Staples	6.2
Money Market Investment	5.6
Telecommunication Services	5.1
Energy	4.5
Corporate Bonds	4.3
Industrial	2.1
Health Care	1.3
97.4

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2012 (Unaudited)

		Foreign			Unrealized
Forward Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
8/29/2012	a	2,640,000	1,285,937	1,281,120	(4,817)
9/28/2012	a	310,000	150,558	149,629	(929)

Euro,
Expiring
8/29/2012	b	310,000	376,027	381,557	5,530

Indonesian Rupiah,
Expiring:
8/29/2012	c	3,183,920,000	333,046	334,972	1,926
9/28/2012	c	4,009,590,000	422,062	420,235	(1,827)

Mexican New Peso,
Expiring:
8/29/2012	d	18,910,000	1,393,422	1,417,744	24,322
8/29/2012	e	11,160,000	822,487	836,701	14,214

Nigerian Naira,
Expiring:
4/15/2013	b	2,840,000	15,502	16,213	711
5/13/2013	b	2,870,000	15,538	16,223	685

Sales:			Proceeds ($)
Chilean Peso,
Expiring
8/29/2012	f	44,100,000	89,082	90,915	(1,833)

Colombian Peso,
Expiring
8/29/2012	f	4,441,910,000	2,456,043	2,465,313	(9,270)

Euro,
Expiring
8/29/2012	g	385,000	466,905	473,869	(6,964)
8/29/2012	h	180,000	218,399	221,549	(3,150)

Hungarian Forint,
Expiring
8/29/2012	d	51,050,000	213,580	221,927	(8,347)

Nigerian Naira,
Expiring:
4/15/2013	d	2,840,000	15,647	16,212	(565)
5/13/2013	d	2,870,000	15,653	16,224	(571)

Peruvian New Sol,
Expiring
8/29/2012	f	1,290,000	486,948	489,798	(2,850)

Philippines Peso,
Expiring
8/29/2012	i	6,640,000	157,779	158,959	(1,180)

Polish Zloty,
Expiring
8/29/2012	c	890,000	255,475	265,384	(9,909)

Thai Baht,
Expiring
8/29/2012	d	4,920,000	154,668	155,978	(1,310)

Turkish Lira,
Expiring:
8/29/2012[d]	70,000	38,178	38,796	(618)
9/28/2012[d]	290,000	157,472	160,053	(2,581)

Gross Unrealized Appreciation				47,388
Gross Unrealized Depreciation				(56,721)

Counterparties:

a Goldman Sachs
b Deutsche Bank
c Credit Suisse First Boston
d JPMorgan Chase & Co.
e Morgan Stanley
f Citigroup
g Barclays Capital
h Merrill Lynch
i Standard Chartered Bank

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	2,511,552	-	2,511,552
Equity Securities - Foreign+	34,940,529	-	-	34,940,529
Foreign Government	-	11,961,869	-	11,961,869
Mutual Funds	3,000,319	-	-	3,000,319
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	47,388	-	47,388
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(56,721)	-	(56,721)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Return Advantage Fund
July 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--106.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Student Loans--.2%
SLM Student Loan Trust,
Ser. 2007-2, Cl. A2	0.45	7/25/17	156,846	a	156,561
Banks--4.7%
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	40,000		44,214
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000		44,211
Bank of New York Mellon,
Sr. Unscd. Notes	4.30	5/15/14	50,000		53,393
Bank of Nova Scotia,
Sr. Unscd. Notes	2.38	12/17/13	50,000		51,229
Bank of Nova Scotia,
Sr. Unscd. Notes	3.40	1/22/15	400,000		424,822
Barclays Bank,
Sr. Unscd. Notes	5.20	7/10/14	120,000		126,987
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	20,000		20,800
Capital One Financial,
Sr. Unscd. Notes	2.13	7/15/14	50,000		50,720
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	75,000		82,755
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	25,000		26,498
Citigroup,
Sub. Notes	5.00	9/15/14	30,000		31,268
Citigroup,
Sub. Notes	5.50	2/15/17	65,000		69,360
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	30,000		34,667
Citigroup,

Sr. Unscd. Notes	6.00	8/15/17	50,000	56,679
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	75,000	85,762
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	26,000	32,794
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	17,119
Credit Suisse USA,
Bank Gtd. Notes	4.88	1/15/15	50,000	54,063
Credit Suisse/New York,
Sr. Unscd. Notes	3.50	3/23/15	50,000	52,272
Credit Suisse/New York,
Sr. Unscd. Notes	4.38	8/5/20	25,000	27,683
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	110,000	127,556
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	31,206
Goldman Sachs Group,
Sr. Unscd. Notes	5.13	1/15/15	73,000	77,409
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	100,000	104,387
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	50,000	54,717
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	160,000	165,005
HSBC Bank USA,
Sub. Notes	4.63	4/1/14	100,000	104,611
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	125,000	131,798
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	50,000	55,514
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	41,475
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	50,000	60,262
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	25,000	32,778

Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	1.88	9/17/18	100,000		103,179
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	4.13	7/15/13	25,000		25,909
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	40,000		40,494
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	150,000		159,030
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	75,000		80,358
PNC Funding,
Bank Gtd. Notes	2.70	9/19/16	100,000		105,815
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000		17,034
Royal Bank of Scotland,
Gtd. Notes, Ser. 2	3.40	8/23/13	50,000		50,842
Sovereign Bank,
Sub. Notes	8.75	5/30/18	50,000		54,875
UBS,
Notes	4.88	8/4/20	50,000		55,443
US Bancorp,
Sr. Unscd. Notes	2.45	7/27/15	50,000		52,708
Wachovia,
Sub. Notes	5.63	10/15/16	25,000		28,522
Wachovia,
Sr. Unscd. Notes	5.70	8/1/13	25,000		26,213
Wells Fargo & Co.,
Sr. Unscd. Notes	3.68	6/15/16	25,000	a	27,192
Wells Fargo & Co.,
Notes	3.75	10/1/14	200,000		211,754
Wells Fargo & Co.,
Sr. Unscd. Notes	5.38	2/7/35	25,000		29,270
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000		65,378
Wells Fargo Capital X,
Gtd. Cap. Secs.	5.95	12/1/86	20,000		20,600
Westpac Banking,

Sr. Unscd. Notes	4.20	2/27/15	50,000		53,694
					3,582,324
Commercial Mortgage Pass-Through Ctfs.--2.7%
Banc of America Merrill Lynch Commercial
Mortgage, Ser. 2005-1, Cl. A4	5.25	11/10/42	200,000	a	205,443
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C1,
Cl. A3	5.38	2/15/40	250,000		267,270
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.81	6/15/38	100,000	a	114,570
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A4	4.88	1/12/38	324,131	a	336,292
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000	a	112,801
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A1A	4.48	10/15/29	185,522		195,988
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000		102,087
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	6.09	6/12/46	100,000	a	115,831
Morgan Stanley Capital I,
Ser. 2003-IQ4, Cl. A2	4.07	5/15/40	295,671		300,420
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000	a	111,624
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.68	3/12/44	65,000	a	59,551
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	3,684		3,682
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C8, Cl. A3	4.45	11/15/35	120,021		121,698
					2,047,257
Consumer Discretionary--2.1%

Comcast,
Gtd. Notes	5.30	1/15/14	50,000	53,241
Comcast,
Gtd. Notes	6.30	11/15/17	30,000	36,906
Comcast,
Gtd. Notes	6.45	3/15/37	50,000	65,358
Comcast,
Gtd. Notes	6.95	8/15/37	20,000	27,559
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	119,709
DIRECTV Holdings,
Gtd. Notes	3.55	3/15/15	145,000	153,693
Discovery Communications,
Gtd. Notes	3.70	6/1/15	140,000	150,532
Grupo Televisa,
Sr. Unscd. Notes	6.63	3/18/25	10,000	12,842
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	100,000	115,800
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	100,000	123,248
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	50,000	56,614
News America,
Gtd. Notes	6.15	3/1/37	110,000	133,922
Target,
Sr. Unscd. Notes	6.50	10/15/37	50,000	70,991
Time Warner
Gtd. Debs.	6.10	7/15/40	75,000	92,525
Time Warner Cable,
Gtd. Debs.	6.75	6/15/39	110,000	144,300
Time Warner,
Gtd. Notes	7.63	4/15/31	20,000	27,269
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	10,000	11,355
Wal-Mart Stores,
Sr. Unscd. Notes	5.00	10/25/40	225,000	287,823
				1,683,687

Consumer Staples--1.5%
Altria Group,
Gtd. Notes	8.50	11/10/13	88,000		96,398
Altria Group,
Gtd. Notes	9.95	11/10/38	50,000		84,393
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.13	1/15/15	100,000		108,267
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	20,000		24,549
Bottling Group,
Gtd. Notes	6.95	3/15/14	100,000		110,125
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	100,000		110,174
HJ Heinz,
Sr. Unscd. Notes	3.13	9/12/21	100,000		104,521
Kraft Foods Group,
Gtd. Notes	6.13	8/23/18	73,000	b	90,555
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	27,000		33,112
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	75,000		90,743
Pepsico,
Sr. Unscd. Notes	4.65	2/15/13	100,000		102,336
Reynolds American,
Gtd. Notes	7.63	6/1/16	75,000		90,720
					1,045,893
Diversified Financial Services--4.4%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000		16,348
Aflac,
Sr. Unscd. Notes	8.50	5/15/19	50,000		66,345
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	50,000		60,285
American Express Credit,
Sr. Unscd. Notes	2.80	9/19/16	275,000		294,712
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	135,000		147,074

American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	50,000		53,398
American International Group,
Sr. Unscd. Notes	5.05	10/1/15	50,000		53,837
American International Group,
Jr. Sub. Debs.	8.18	5/15/68	50,000	a	57,250
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000		17,140
Bank of America,
Sr. Unscd. Notes	3.63	3/17/16	25,000		25,703
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000		57,221
Bear Stearns,
Sr. Unscd. Notes	5.70	11/15/14	100,000		109,523
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000		11,963
Berkshire Hathaway Finance,
Gtd. Notes	5.40	5/15/18	50,000		60,448
Berkshire Hathaway,
Sr. Unscd. Notes	2.20	8/15/16	100,000		104,683
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	10,000		12,225
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	50,000		59,098
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	250,000		271,595
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	100,000		132,004
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	50,000		68,695
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	50,000		55,384
General Electric Capital,
Sr. Unscd. Notes	2.10	1/7/14	100,000		101,764
General Electric Capital,
Sr. Unscd. Notes	4.38	9/16/20	50,000		55,357
General Electric Capital,

Sr. Unscd. Notes	5.63	5/1/18	65,000	76,865
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	105,000	128,107
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	50,000	68,782
Health Care REIT,
Sr. Unscd. Notes	6.13	4/15/20	50,000	58,366
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	55,000	61,429
John Deere Capital,
Sr. Unscd. Notes	2.25	6/7/16	50,000	52,212
Keycorp,
Sr. Unscd. Notes	5.10	3/24/21	50,000	57,672
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000	52,494
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	22,601
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	100,000	115,564
MetLife,
Sr. Unscd. Notes	5.70	6/15/35	50,000	63,577
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	300,000	355,023
MetLife,
Jr. Sub. Debs.	10.75	8/1/69	50,000	72,500
Progressive,
Sr. Unscd. Notes	6.25	12/1/32	16,000	20,725
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	50,000	53,971
Simon Property Group,
Sr. Unscd. Notes	10.35	4/1/19	100,000	143,435
SLM,
Sr. Unscd. Notes	8.00	3/25/20	50,000	56,375
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000	24,657
				3,376,407
Energy--3.5%

Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	100,000	115,824
Baker Hughes,
Sr. Unscd. Notes	3.20	8/15/21	150,000	161,116
BP Capital Markets,
Gtd. Notes	3.63	5/8/14	335,000	352,667
BP Capital Markets,
Gtd. Notes	4.74	3/11/21	35,000	41,713
ConocoPhillips,
Gtd. Notes	4.60	1/15/15	225,000	247,406
ConocoPhillips,
Gtd. Notes	4.75	2/1/14	25,000	26,582
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	50,000	73,348
Devon Financing,
Gtd. Debs.	7.88	9/30/31	50,000	74,487
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	39,755
Encana,
Sr. Unscd. Notes	6.50	2/1/38	25,000	30,063
Energy Transfer Partners,
Gtd. Notes	5.95	2/1/15	100,000	109,398
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	50,000	54,975
Hess,
Sr. Unscd. Notes	8.13	2/15/19	75,000	98,562
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.80	3/15/35	60,000	67,374
Nexen,
Sr. Unscd. Notes	6.40	5/15/37	25,000	31,851
Oneok,
Sr. Unscd. Notes	6.00	6/15/35	45,000	50,789
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	25,000	28,343
Petrobras International Finance,
Gtd. Notes	6.88	1/20/40	100,000	127,598
Shell International Finance,

Gtd. Notes	6.38	12/15/38	50,000	75,358
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	25,000	32,710
Total Capital,
Gtd. Notes	3.00	6/24/15	400,000	429,090
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	50,000	78,571
Transocean,
Gtd. Notes	6.00	3/15/18	90,000	103,747
Williams Partners,
Sr. Unscd. Notes	3.80	2/15/15	150,000	159,450
				2,805,907
Foreign/Governmental--6.7%
Asian Development Bank,
Sr. Unscd. Notes	2.50	3/15/16	150,000	160,822
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	65,000	67,927
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	20,000	26,200
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	100,000	119,300
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	75,000	133,500
Canadian Government,
Sr. Unscd. Notes	2.38	9/10/14	100,000	104,546
China Development Bank,
Sr. Unscd. Notes	4.75	10/8/14	25,000	26,851
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	50,000	69,375
Colombian Government,
Sr. Unscd. Bonds	8.25	12/22/14	25,000	29,312
Corp Andina de Fomento,
Sr. Unscd. Notes	5.20	5/21/13	125,000	129,260
Council of Europe Development Bank
Sr. Unscd. Notes	1.25	9/22/16	100,000	100,992
European Investment Bank,
Sr. Unscd. Notes	1.13	8/15/14	50,000	50,586

European Investment Bank,
Sr. Unsub. Notes	1.25	10/14/16	100,000	100,032
European Investment Bank,
Sr. Unscd. Notes	2.88	1/15/15	400,000	422,011
European Investment Bank,
Sr. Unscd. Notes	3.00	4/8/14	150,000	156,162
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	140,000	166,245
Export-Import Bank of Korea,
Sr. Unscd. Notes	4.38	9/15/21	250,000	272,458
Export-Import Bank of Korea,
Sr. Unscd. Notes	8.13	1/21/14	90,000	98,401
Inter-American Development Bank,
Sr. Unscd. Notes	3.50	7/8/13	50,000	51,539
Inter-American Development Bank,
Sr. Unscd. Bonds	4.25	9/14/15	50,000	55,884
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	2.38	5/26/15	50,000	52,824
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	3.63	5/21/13	100,000	102,751
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	2.13	3/15/16	50,000	52,891
Italian Government,
Sr. Unscd. Notes	5.38	6/15/33	50,000	43,021
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	50,000	51,623
KFW,
Gov't Gtd. Notes	1.00	1/12/15	50,000	50,696
KFW,
Gov't Gtd. Notes	1.38	7/15/13	50,000	50,538
KFW,
Gov't Gtd. Notes	1.38	1/13/14	400,000	405,893
KFW,
Gov't Gtd. Notes	2.75	9/8/20	200,000	214,610

KFW,
Gov't Gtd. Notes	4.88	1/17/17	100,000	117,455
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	100,000	109,188
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	20,000	23,150
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	100,000	117,850
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	56,000	69,720
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	50,000	56,800
Panamanian Government,
Sr. Unscd. Bonds	9.38	4/1/29	50,000	84,750
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	35,000	40,862
Peruvian Government,
Sr. Unscd. Bonds	8.75	11/21/33	36,000	62,730
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	25,000	29,250
Petroleos Mexicanos,
Gtd. Notes	6.50	6/2/41	50,000	63,500
Polish Government,
Sr. Unscd. Notes	5.13	4/21/21	25,000	28,750
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000	5,888
Province of New Brunswick Canada,
Sr. Unscd. Bonds	2.75	6/15/18	50,000	53,966
Province of Ontario Canada,
Sr. Unscd. Bonds	1.38	1/27/14	400,000	405,857
Province of Ontario Canada,
Sr. Unscd. Bonds	4.40	4/14/20	160,000	188,896
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	150,000	216,705
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	50,000	78,392
				5,119,959

Health Care--2.0%
Abbott Laboratories,
Sr. Unscd. Notes	6.15	11/30/37	50,000	72,293
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000	17,494
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	25,000	27,365
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	75,000	88,328
Astrazeneca,
Sr. Unscd. Notes	5.40	6/1/14	25,000	27,282
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000	12,213
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	30,000	43,323
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	18,000	24,790
Cigna,
Sr. Unscd. Notes	4.00	2/15/22	50,000	54,047
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	100,000	122,705
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	50,000	73,059
Merck & Co.,
Sr. Unscd. Notes	6.50	12/1/33	50,000a	75,920
Novartis Capital,
Gtd. Notes	4.13	2/10/14	50,000	52,792
Novartis Capital,
Gtd. Notes	4.40	4/24/20	50,000	59,419
Pfizer,
Sr. Unscd. Notes	7.20	3/15/39	50,000	81,195
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	25,000	28,744
Teva Pharmaceutical Finance,
Gtd. Notes	3.00	6/15/15	350,000	373,166
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.60	8/15/21	150,000	161,442

UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000	29,951
WellPoint,
Sr. Unscd. Notes	2.38	2/15/17	25,000	25,654
Wyeth,
Gtd. Notes	5.50	2/1/14	100,000	107,522
				1,558,704
Industrial--1.5%
Boeing,
Sr. Unscd. Notes	3.75	11/20/16	75,000	84,592
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	50,000	72,775
Burlington Northern Sante Fe,
Sr. Unscd. Notes	5.75	3/15/18	75,000	90,082
CRH America,
Gtd. Notes	6.00	9/30/16	100,000	110,931
CSX,
Sr. Unscd. Notes	4.75	5/30/42	50,000	55,559
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	45,000	71,613
Danaher,
Sr. Unscd. Notes	1.30	6/23/14	50,000	50,662
Deere & Co.
Sr. Unscd. Notes	4.38	10/16/19	120,000	140,924
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	100,000	102,291
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	100,000	113,601
L-3 Communications,
Gtd. Notes	4.95	2/15/21	25,000	27,625
Litton Industries,
Gtd. Debs.	7.75	3/15/26	25,000	35,239
Norfolk Southern,
Sr. Unscd. Bonds	4.84	10/1/41	66,000	77,416
Union Pacific,
Sr. Unscd. Notes	4.16	7/15/22	9,000	10,311
United Parcel Service,

Sr. Unscd. Notes	3.13	1/15/21	25,000		27,248
United Technologies,
Sr. Unscd. Notes	6.13	7/15/38	35,000		48,387
Waste Management,
Gtd. Notes	4.75	6/30/20	50,000		57,815
					1,177,071
Information Technology--1.9%
Hewlett-Packard,
Sr. Unscd. Notes	2.35	3/15/15	100,000		101,797
Hewlett-Packard,
Sr. Unscd. Notes	4.75	6/2/14	400,000		423,798
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	100,000	a	104,835
IBM,
Sr. Unscd. Notes	0.88	10/31/14	400,000		403,841
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	100,000		122,578
Microsoft,
Sr. Unscd. Notes	5.30	2/8/41	50,000		68,672
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	100,000		123,305
Xerox,
Sr. Unscd. Notes	4.25	2/15/15	130,000		138,636
					1,487,462
Materials--1.7%
Alcoa,
Sr. Unscd. Notes	5.55	2/1/17	29,000		32,047
ArcelorMittal USA,
Gtd. Notes	6.50	4/15/14	50,000		52,924
ArcelorMittal,
Sr. Unscd. Notes	5.50	3/1/21	50,000		48,389
Barrick Finance,
Gtd. Notes	4.40	5/30/21	50,000		54,519
BHP Billiton Finance USA,
Gtd. Notes	5.50	4/1/14	185,000		200,526
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	35,000		45,167

Dow Chemical,
Sr. Unscd. Notes	5.90	2/15/15	100,000		111,919
E.I. Du Pont De Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	100,000		126,290
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	100,000		128,479
Newmont Mining,
Gtd. Notes	5.13	10/1/19	100,000		115,661
Rio Tinto Finance USA,
Gtd. Notes	3.75	9/20/21	175,000		194,644
Rohm & Haas,
Sr. Unscd. Notes	6.00	9/15/17	75,000		88,273
Vale Overseas,
Gtd. Notes	6.25	1/23/17	35,000		40,301
Vale Overseas,
Gtd. Notes	6.88	11/21/36	50,000		60,391
					1,299,530
Municipal Bonds--.2%
California,
GO (Various Purpose)	5.45	4/1/15	20,000		22,203
California
GO (Various Purpose)	7.55	4/1/39	20,000		26,737
California,
GO (Build America Bonds)	7.30	10/1/39	50,000		64,443
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	25,000		36,752
					150,135
Telecommunications--2.6%
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	10,000		13,217
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	170,000		208,664
AT&T,
Sr. Unscd. Notes	5.55	8/15/41	100,000		127,596
AT&T,
Gtd. Notes	8.00	11/15/31	6,000	a	9,483

British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	50,000	a	80,109
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	100,000		106,974
Centurylink,
Sr. Unscd. Notes, Ser. S	6.45	6/15/21	100,000		110,540
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	25,000		29,475
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	50,000		69,709
Deutsche Telekom International
Finance, Gtd. Notes	4.88	7/8/14	75,000		79,733
Deutsche Telekom International
Finance, Gtd. Bonds	9.25	6/1/32	20,000		31,248
France Telecom,
Sr. Unscd. Notes	2.13	9/16/15	200,000		203,702
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	100,000		102,250
Telefonica Emisiones,
Gtd. Notes	3.73	4/27/15	350,000		329,360
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	75,000		66,943
Verizon Communications,
Sr. Unscd. Notes	6.40	2/15/38	50,000		69,236
Verizon Global Funding,
Sr. Unscd. Notes	4.38	6/1/13	25,000		25,821
Verizon Global Funding,
Sr. Unscd. Notes	7.75	12/1/30	50,000		75,080
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	50,000		69,604
Vodafone Group,
Sr. Unscd. Notes	5.75	3/15/16	150,000		173,667
					1,982,411
U.S. Government Agencies--6.9%
Federal Home Loan Banks,
Bonds	5.50	7/15/36	100,000		139,849

Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	500,000c	531,958
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	144,000c	167,738
Federal Home Loan Mortgage Corp.,
Notes	5.05	1/26/15	1,700,000c	1,898,781
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	100,000c	152,831
Federal National Mortgage
Association, Notes	4.75	2/21/13	1,700,000c	1,742,592
Federal National Mortgage
Association, Bonds	5.00	5/11/17	425,000c	508,445
Federal National Mortgage
Association, Bonds	6.25	5/15/29	100,000c	147,285
				5,289,479
U.S. Government Agencies/Mortgage-Backed--41.4%
Federal Home Loan Mortgage Corp.:
5.50%			500,000c,d	545,860
2.66%, 1/1/37			16,615a,c	17,796
2.99%, 2/1/37			19,535a,c	21,061
4.50%, 12/1/19 - 8/1/25			379,855c	407,316
5.00%, 11/1/19 - 7/1/35			327,223c	357,508
5.01%, 6/1/38			81,426a,c	87,288
5.50%, 12/1/27 - 5/1/37			717,278c	784,148
5.63%, 2/1/37			21,549a,c	23,362
6.00%, 10/1/19 - 9/1/34			67,734c	73,368
6.50%, 8/1/12 - 8/1/32			342,550c	398,920
7.00%, 1/1/36			65,108c	75,657
Federal National Mortgage Association:
3.00%			750,000c,d	790,898
3.50%			5,410,000c,d	5,747,127
4.00%			2,360,000c,d	2,525,159
4.50%			1,820,000c,d	1,959,344
5.00%			238,000c,d	258,183
5.50%			780,000c,d	855,806
6.00%			580,000c,d	639,813
2.50%, 12/1/34			75,269a,c	80,222

4.00%, 4/1/19 - 2/1/42			2,399,549c	2,595,754
4.50%, 6/1/29 - 8/1/41			3,199,508c	3,477,893
5.00%, 9/1/29 - 5/1/41			2,159,897c	2,364,686
5.50%, 7/1/17 - 2/1/37			373,207c	410,001
5.55%, 4/1/37			30,932a,c	33,478
5.59%, 10/1/37			31,055a,c	33,245
5.74%, 9/1/38			134,243a,c	144,700
6.00%, 11/1/16 - 1/1/36			862,796c	963,621
6.50%, 7/1/33 - 8/1/38			248,598c	284,622
7.00%, 4/1/32			34,917c	41,307
Government National Mortgage Association I:
4.00%			600,000d	658,875
5.50%			240,000d	268,388
6.00%			350,000d	394,133
6.50%			120,000d	138,694
4.00%, 7/15/41			939,559	1,034,689
4.50%, 3/15/40			1,656,903	1,831,913
5.00%, 2/15/36 - 8/15/39			1,081,128	1,201,037
5.50%, 2/15/33 - 4/15/38			243,393	273,465
				31,799,337
U.S. Government Securities--20.4%
U.S. Treasury Bonds:
3.13%, 11/15/41			170,000	189,577
3.88%, 8/15/40			1,350,000	1,720,829
4.75%, 2/15/37			1,400,000	2,011,625
7.88%, 2/15/21			2,550,000	3,932,579
U.S. Treasury Notes:
0.75%, 6/15/14			2,000,000	2,019,844
0.88%, 11/30/16			1,400,000	1,422,968
2.00%, 11/15/21			700,000	736,203
2.38%, 10/31/14			3,500,000	3,667,891
				15,701,516
Utilities--2.1%
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-C	5.38	12/15/15	20,000	22,736
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 09-C	5.50	12/1/39	20,000	26,594

Dominion Resources,
Sr. Unscd. Notes, Ser. F	5.25	8/1/33	48,000		57,269
Dominion Resources,
Sr. Unscd. Notes, Ser. B	5.95	6/15/35	50,000		65,458
Duke Energy Carolinas,
Sr. Unscd. Notes	6.45	10/15/32	8,000		10,785
Duke Energy Indiana,
First Mortgage Bonds	6.35	8/15/38	50,000		70,488
Duke Energy,
Sr. Unscd. Notes	6.30	2/1/14	100,000		108,085
Exelon Generation,
Sr. Unscd Notes	4.25	6/15/22	12,000	b	12,425
Exelon Generation,
Sr. Unscd Notes	5.60	6/15/42	48,000	b	52,085
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000		54,730
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	50,000		66,261
Georgia Power,
Sr. Unscd. Notes	5.40	6/1/40	50,000		64,225
Hydro-Quebec,
Gov't. Gtd. Debs., Ser. IO	8.05	7/7/24	150,000		225,226
Hydro-Quebec,
Gov't. Gtd. Debs., Ser. HY	8.40	1/15/22	60,000		87,947
Indiana Michigan Power,
Sr. Unscd. Notes	7.00	3/15/19	50,000		62,619
Nevada Power,
Mortgage Notes	7.13	3/15/19	50,000		64,852
NextEra Energy Capital Holdings,
Gtd. Debs.	7.88	12/15/15	100,000		120,612
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	50,000		67,857
Pacificorp,
First Mortgage Bonds	4.10	2/1/42	25,000		27,526
Pacificorp,
First Mortgage Bonds	6.25	10/15/37	50,000		70,828
Progress Energy Carolina,

First Mortgage Bonds	3.00	9/15/21	100,000		106,022
Sempra Energy,
Sr. Unscd. Notes	6.15	6/15/18	50,000		61,518
Southern California Edison,
First Mortgage Bonds	3.90	12/1/41	20,000		21,478
Southern California Edison,
First Mortgage Bonds, Ser. 05-A	5.00	1/15/16	35,000		39,644
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000		54,981
SouthWestern Public Service,
Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000		67,790
					1,628,523
Total Bonds and Notes
(cost $77,992,267)					81,758,551
			Face Amount
			Covered by
Options Purchased--.0%			Contracts ($)		Value ($)
Call Options
U.S. Treasury 10 Years Notes
Futures, September 2012 @ $135.50
(cost $32,970)			75,000	[e]	23,438
			Principal
Short-Term Investments--.1%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.08%, 9/20/12
(cost $39,995)			40,000	[f]	39,996

Other Investment--9.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,209,613)			7,209,613	[g]	7,209,613
Total Investments (cost $85,274,845)			115.9%		89,031,598
Liabilities, Less Cash and Receivables			(15.9%)		(12,239,742)
Net Assets			100.0%		76,791,856

GO-- General Obligation

REIT-- Real Estate Investment Trust

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities were valued at $155,065 or .2% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Purchased on a forward commitment basis.
e Non-income producing security.
f Held by or on behalf of a counterparty for open financial futures positions.
g Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $3,748,803 of which $4,075,978 related to appreciated investment securities and $327,175 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	68.7
Corporate Bonds	28.0
Short-Term/Money Market Investments	9.4
Foreign/Governmental	6.7
Asset/Mortgage-Backed	2.9
Municipal Bonds	.2
Options Purchased	.0
115.9

† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
July 31, 2012 (Unaudited)
	Principal
Bonds and Notes	Amount ($)		Value ($)
Federal National Mortgage Association:
5.50%	140,000	a,b	152,228
6.50%	270,000	a,b	304,298
Government National Mortgage Association:
4.50%	150,000	a,b	164,766
5.00%	110,000	a,b	121,739
5.50%	200,000	a,b	223,625
Total Securities Sold Short			966,656
(proceeds $958,706)

a The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

b Sold on a delayed delivery basis.

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2012($)
Financial Futures Long
Euro-Bond	39	6,943,804	September 2012	72,354
Japanese 10 Year Mini Bonds	30	5,536,364	September 2012	30,274
U.S. Treasury 2 Year Notes	41	9,044,856	September 2012	11,348
U.S. Treasury 5 Year Notes	57	7,112,531	September 2012	57,076
U.S. Treasury 10 Year Notes	2	269,313	September 2012	(444)
Financial Futures Short
Australian 10 Year Bonds	20	(2,645,697)	September 2012	5,246
Canadian 10 Year Bonds	25	(3,465,529)	September 2012	(34,695)
Long Gilt	32	(6,110,805)	September 2012	(156,294)
U.S. Treasury 2 Year Notes	31	(6,838,794)	September 2012	(11,781)
U.S. Treasury 5 Year Notes	46	(5,739,938)	September 2012	(39,167)
U.S. Treasury 10 Year Notes	27	(3,635,719)	September 2012	(23,510)
U.S. Treasury 30 Year Bonds	4	(604,125)	September 2012	(7,696)

Gross Unrealized Appreciation				176,298
Gross Unrealized Depreciation				(273,587)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2012 (Unaudited)

		Foreign			Unrealized
Forward Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
9/19/2012	a	1,688,592	1,709,237	1,766,183	56,946
9/19/2012	b	3,053,270	3,085,783	3,193,566	107,783

British Pound,
Expiring:
9/19/2012	a	750,822	1,173,000	1,177,138	4,138
9/19/2012	b	994,645	1,548,285	1,559,403	11,118

Canadian Dollar,
Expiring:
9/19/2012	a	2,229,992	2,168,310	2,221,218	52,908
9/19/2012	b	1,497,800	1,468,140	1,491,907	23,767

Euro,
Expiring:
9/19/2012	a	741,350	917,076	912,719	(4,357)
9/19/2012	b	574,120	708,196	706,833	(1,363)

Japanese Yen,
Expiring:
9/19/2012	a	35,452,714	446,217	454,045	7,828
9/19/2012	b	164,516,290	2,077,341	2,106,971	29,630

New Zealand Dollar,
Expiring:
9/19/2012	a	43,180	33,935	34,849	914
9/19/2012	b	1,609,448	1,241,770	1,298,931	57,161
9/19/2012	c	1,008,689	775,293	814,078	38,785

Norwegian Krone,
Expiring:
9/19/2012	a	5,776,948	955,329	956,541	1,212
9/19/2012	b	9,894,556	1,628,578	1,638,331	9,753

Swedish Krona,
Expiring:
9/19/2012	a	23,713,523	3,347,439	3,479,578	132,139
9/19/2012	b	8,774,698	1,234,469	1,287,545	53,076

Swiss Franc,
Expiring
9/19/2012	a	287	299	294	(5)

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
9/19/2012	a	1,877,448	1,859,901	1,963,716	(103,815)
9/19/2012	b	1,510,576	1,509,681	1,579,987	(70,306)

British Pound,
Expiring:
9/19/2012	a	1,074,779	1,675,345	1,685,037	(9,692)
9/19/2012	b	2,856,419	4,447,623	4,478,292	(30,669)

Canadian Dollar,
Expiring:
9/19/2012	a	130,658	127,817	130,144	(2,327)
9/19/2012	b	126,105	122,899	125,608	(2,709)

Euro,
Expiring:
9/19/2012	a	1,182,100	1,481,932	1,455,352	26,580
9/19/2012	b	2,565,226	3,193,388	3,158,199	35,189
9/19/2012	c	2,855,484	3,581,205	3,515,552	65,653

Japanese Yen,
Expiring:
9/19/2012	a	102,842,249	1,296,183	1,317,108	(20,925)

9/19/2012	b	21,785,550	276,487	279,009	(2,522)

New Zealand Dollar,
Expiring:
9/19/2012	a	410,356	327,527	331,184	(3,657)
9/19/2012	b	700,780	557,664	565,576	(7,912)

Norwegian Krone,
Expiring:
9/19/2012	a	3,707,050	615,364	613,809	1,555
9/19/2012	b	8,487,050	1,415,303	1,405,277	10,026

Swedish Krona,
Expiring:
9/19/2012	a	6,084,558	866,131	892,811	(26,680)
9/19/2012	b	5,725,410	816,513	840,111	(23,598)

Gross Unrealized Appreciation					726,161
Gross Unrealized Depreciation					(310,537)

Counterparties:
a Citigroup
b UBS
c Royal Bank of Scotland

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	156,561	-	156,561
Commercial Mortgage-Backed	-	2,047,257	-	2,047,257
Corporate Bonds+	-	21,494,307	-	21,494,307
Foreign Government	-	5,119,959	-	5,119,959
Municipal Bonds	-	150,135	-	150,135
Mutual Funds	7,209,613	-	-	7,209,613
U.S. Government Agencies/Mortgage-Backed	-	37,088,816	-	37,088,816
U.S. Treasury	-	15,741,512	-	15,741,512
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	726,161	-	726,161
Financial Futures++	176,298	-	-	176,298
Options Purchased	-	23,438	-	23,438
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(310,537)	-	(310,537)
Financial Futures++	(273,587)	-	-	(273,587)
Securities Sold Short:
U.S. Government Agencies/Mortgage Backed+++	-		-
		(966,656)		(966,656)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.
+++ See Statement of Securities Sold Short for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates or as a
substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.
As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Alpha Fund
July 31, 2012 (Unaudited)

Common Stocks--53.4%	Shares	Value ($)
Australia--2.1%
AGL Energy	1,522	25,112
Alumina	4,253	3,039
Amcor	2,900	22,979
AMP	6,671	28,112
APA Group	2,170	11,174
Asciano	2,502	11,411
ASX	453	14,862
Australia & New Zealand Banking Group	6,577	162,702
Bendigo and Adelaide Bank	1,032	8,893
BHP Billiton	8,126	272,669
Boral	2,210	7,804
Brambles	3,563	23,327
Caltex Australia	304	4,514
Campbell Brothers	175	8,625
Centro Retail Australia	4,604	9,919
CFS Retail Property Trust	4,605	9,582
Coca-Cola Amatil	1,607	23,525
Cochlear	131	9,078
Commonwealth Bank of Australia	3,992	241,348
Computershare	1,247	10,051
Crown	793	7,042
CSL	1,344	60,310
Dexus Property Group	10,980	11,423
Echo Entertainment Group	2,633	11,566
Fairfax Media	3,972	2,191
Fortescue Metals Group	2,999	13,016
Goodman Group	3,806	15,039
GPT Group	3,997	14,407
Harvey Norman Holdings	1,739	3,655
Iluka Resources	927	9,264
Incitec Pivot	3,663	11,972

Insurance Australia Group	5,055	20,027
James Hardie Industries-CDI	813	7,151
Leighton Holdings	370	6,653
Lend Lease Group	1,501	12,777
Lynas	2,174a	1,839
Macquarie Group	886	23,259
Metcash	3,170	11,360
Mirvac Group	8,029	11,560
National Australia Bank	5,508	144,592
Newcrest Mining	1,845	45,564
Orica	1,007	26,340
Origin Energy	2,519	31,263
OZ Minerals	594	4,719
Qantas Airways	1,470a	1,761
QBE Insurance Group	3,046	44,942
QR National	4,405	14,813
Ramsay Health Care	282	7,029
Rio Tinto	1,118	62,505
Santos	2,138	24,153
Sims Metal Management	536	4,675
Sonic Healthcare	953	12,669
SP Ausnet	4,972	5,512
Stockland	5,224	18,391
Suncorp Group	3,186	28,426
Sydney Airport	1,203	3,982
TABCORP Holdings	1,233	4,211
Tatts Group	3,183	9,700
Telstra	11,568	48,627
Toll Holdings	1,206	5,095
Transurban Group	3,142	20,208
Wesfarmers	2,525	86,478
Westfield Group	5,671	59,596
Westfield Retail Trust	7,212	23,116
Westpac Banking	7,734	188,561
Whitehaven Coal	1,310	5,052
Woodside Petroleum	1,692	60,011
Woolworths	3,158	94,816
WorleyParsons	616	16,889

		2,266,933
Austria--.1%
Andritz	236	12,938
Erste Group Bank	667a	12,089
IMMOFINANZ	2,952a	9,665
OMV	349	10,984
Raiffeisen Bank International	116	3,833
Telekom Austria	603	5,490
Verbund	172	3,296
Vienna Insurance Group	90	3,505
Voestalpine	207	5,641
		67,441
Belgium--.2%
Ageas	6,161	12,288
Anheuser-Busch InBev	2,004	158,226
Belgacom	383	11,032
Colruyt	135	6,136
Delhaize Group	279	9,991
Groupe Bruxelles Lambert	183	11,990
Groupe Bruxelles Lambert (STRIP)	31a	0
KBC Groep	268	5,619
Mobistar	79	2,437
Solvay	127	13,217
Telenet Group Holding	208	9,175
UCB	257	12,889
Umicore	281	12,464
		265,464
Canada--2.7%
Agnico-Eagle Mines	400	17,554
Agrium	400	38,048
Alimentation Couche Tard, Cl. B	300	14,209
ARC Resources	600	14,975
Athabasca Oil	720a	8,824
Bank of Montreal	1,600	91,643
Bank of Nova Scotia	2,720	141,987
Barrick Gold	2,577	84,825
Baytex Energy	293	12,148
BCE	600	25,535

Bell Aliant	189	4,702
Bombardier, Cl. B	3,805	13,697
Bonavista Energy	335	6,090
Brookfield Asset Management, Cl. A	1,486	50,410
Brookfield Office Properties	600	10,261
CAE	500	5,041
Cameco	1,096	22,951
Canadian Imperial Bank of Commerce	1,000	73,142
Canadian National Railway	1,130	99,687
Canadian Natural Resources	2,800	76,362
Canadian Oil Sands	1,148	23,101
Canadian Pacific Railway	405	32,918
Canadian Tire, Cl. A	196	12,960
Canadian Utilities, Cl. A	100	6,980
Catamaran	300a	25,481
Cenovus Energy	1,834	56,052
Centerra Gold	297	2,135
CGI Group, Cl. A	613a	14,444
CI Financial	300	6,674
Crescent Point Energy	700	27,823
Eldorado Gold	1,888	20,427
Empire, Cl. A	100	5,693
Enbridge	1,900	77,735
EnCana	1,700	37,870
Enerplus	539	7,573
Fairfax Financial Holdings	44	16,563
Finning International	432	9,925
First Quantum Minerals	1,126	20,446
Fortis	500	16,722
Franco-Nevada	300	14,640
George Weston	100	5,908
Gildan Activewear	206	5,809
Goldcorp	2,100	75,804
Great-West Lifeco	700	15,133
H&R Real Estate Investment Trust	300	7,479
Husky Energy	800	19,871
IAMGOLD	814	9,091
IGM Financial	300	11,754

Imperial Oil	727	31,143
Industrial Alliance Insurance & Financial Services	200	4,457
Inmet Mining	100	3,978
Intact Financial	310	19,938
Ivanhoe Mines	690a	5,814
Kinross Gold	2,761	23,071
Loblaw	200	6,495
Lululemon Athletica	247a	13,951
Magna International	615	24,653
Manulife Financial	4,700	50,475
MEG Energy	248a	10,090
Metro	300	16,648
National Bank of Canada	400	29,787
New Gold	1,100a	11,199
Nexen	1,320	33,538
Onex	200	7,612
Open Text	200a	9,036
Osisko Mining	1,328a	11,349
Pacific Rubiales Energy	600	13,575
Pan American Silver	400	5,987
Pembina Pipeline	795	21,245
Pengrowth Energy	1,700	10,832
Penn West Petroleum	1,100	15,005
Potash Corporation of Saskatchewan	2,168	95,986
Power Corporation of Canada	800	18,380
Power Financial	600	14,790
Precision Drilling	400a	3,183
Progress Energy Resources	600	13,617
Research In Motion	960a	6,873
RioCan Real Estate Investment Trust	400	11,423
Ritchie Bros. Auctioneers	200	4,230
Rogers Communications, Cl. B	900	35,278
Royal Bank of Canada	3,600	184,442
Saputo	343	14,615
Shaw Communications, Cl. B	800	15,612
Shoppers Drug Mart	468	19,297
Silver Wheaton	834	22,986
Sino-Forest	423a,b	4

SNC-Lavalin Group	328	12,939
Sun Life Financial	1,400	30,405
Suncor Energy	3,957	120,977
Talisman Energy	2,500	30,912
Teck Resources, Cl. B	1,534	43,029
TELUS	100	6,244
TELUS (Non-Voting Shares)	400	24,534
Thomson Reuters	1,000	28,359
Tim Hortons	400	21,271
TMX Group	200	9,872
Toronto-Dominion Bank	2,300	181,000
Tourmaline Oil	227a	6,576
TransAlta	800	12,484
TransCanada	1,800	81,972
Valeant Pharmaceuticals International	672a	32,030
Vermillion Energy	238	11,095
Viterra	923	14,781
Yamana Gold	2,000	29,655
		2,937,831
China--.0%
Foxconn International Holdings	7,000a	2,094
Yangzijiang Shipbuilding Holdings	4,000	3,198
		5,292
Denmark--.3%
AP Moller - Maersk, Cl. A	1	6,590
AP Moller - Maersk, Cl. B	3	20,813
Carlsberg, Cl. B	234	18,969
Coloplast, Cl. B	47	8,913
Danske Bank	1,556a	23,154
DSV	410	8,806
Novo Nordisk, Cl. B	1,002	154,819
Novozymes, Cl. B	562	13,873
TDC	1,319	8,959
Tryg	63	3,580
William Demant Holding	49a	4,630
		273,106
Finland--.2%
Elisa	324	6,741

Fortum	1,107	18,551
Kesko, Cl. B	161	4,166
Kone, Cl. B	387	24,046
Metso	336	12,274
Neste Oil	180	1,907
Nokia	8,963	21,505
Nokian Renkaat	306	12,233
Orion, Cl. B	239	4,776
Pohjola Bank, Cl. A	426	4,956
Sampo, Cl. A	1,038	27,587
Stora Enso, Cl. R	1,052	6,019
UPM-Kymmene	1,165	12,499
Wartsila	415	12,480
		169,740
France--1.9%
Accor	396	13,187
Aeroports de Paris	60	4,657
Air Liquide	804	90,002
Alcatel-Lucent	5,032a	5,572
Alstom	429	14,273
Arkema	129	9,501
Atos	112	6,307
AXA	4,491	54,981
BNP Paribas	2,492	92,506
Bouygues	500	12,627
Bureau Veritas	111	9,817
Cap Gemini	387	14,171
Carrefour	1,389	24,926
Casino Guichard Perrachon	140	11,762
Christian Dior	134	18,557
Cie de St-Gobain	930	28,103
Cie Generale d'Optique Essilor International	527	45,934
Cie Generale de Geophysique-Veritas	413a	11,899
Cie Generale des Etablissements Michelin	430	29,321
CNP Assurances	276	2,913
Credit Agricole	1,825a	7,839
Danone	1,489	90,651
Dassault Systemes	180	17,806

Edenred	437	11,544
EDF	506	10,503
Eurazeo	77	3,073
Eutelsat Communications	355	10,736
Fonciere Des Regions	64	4,633
France Telecom	4,769	63,900
GDF Suez	3,164	70,794
Gecina	42	3,860
Groupe Eurotunnel	1,230	8,763
ICADE	48	3,683
Iliad	42	5,790
Imerys	52	2,628
JCDecaux	159	3,218
Klepierre	279	9,104
L'Oreal	614	73,749
Lafarge	420	19,343
Lagardere	214	5,787
Legrand	540	17,355
LVMH Moet Hennessy Louis Vuitton	642	96,805
Natixis	1,498	3,751
Pernod-Ricard	539	58,036
Peugeot	426a	3,319
PPR	182	27,320
Publicis Groupe	346	17,074
Remy Cointreau	82	9,686
Renault	424	18,567
Rexel	442	7,404
Safran	636	21,594
Sanofi	3,047	249,199
Schneider Electric	1,311	74,249
SCOR	447	10,620
Societe BIC	49	4,974
Societe Generale	1,818a	40,286
Sodexo	227	17,158
Suez Environnement	631	6,939
Technip	272	28,675
Thales	168	5,268
Total	5,357	247,865

Unibail-Rodamco	245	47,147
Vallourec	251	10,426
Veolia Environnement	971	10,962
Vinci	1,110	47,187
Vivendi	3,271	62,221
Wendel	72	5,157
Zodiac Aerospace	113	11,052
		2,088,716
Germany--1.6%
Adidas	484	36,392
Allianz	1,145	114,241
Axel Springer	81	3,626
BASF	2,256	165,104
Bayer	2,067	157,453
Bayerische Motoren Werke	792	59,219
Beiersdorf	224	14,861
Brenntag	94	10,319
Celesio	112	2,043
Commerzbank	7,389a	11,519
Continental	197	17,884
Daimler	2,286	114,505
Deutsche Bank	2,423	74,159
Deutsche Boerse	490	24,396
Deutsche Lufthansa	560	7,063
Deutsche Post	1,961	35,324
Deutsche Telekom	7,046	79,559
E.ON	4,629	98,818
Fraport Frankfurt Airport Services Worldwide	66	3,750
Fresenius & Co.	332	35,457
Fresenius Medical Care & Co.	498	36,182
GEA Group	460	12,432
Hannover Rueckversicherung	185	11,101
HeidelbergCement	353	16,444
Henkel & Co.	369	21,843
Hochtief	76a	3,622
Hugo Boss	91	9,185
Infineon Technologies	3,152	22,994
K+S	492	24,345

Kabel Deutschland Holding	209a	13,117
Lanxess	208	14,460
Linde	453	67,470
MAN	100	9,389
Merck	162	16,321
Metro	278	7,664
Muenchener Rueckversicherungs	437	62,157
RWE	1,203	47,366
Salzgitter	53	1,934
SAP	2,331	148,738
Siemens	2,018	171,572
Suedzucker	90	3,107
ThyssenKrupp	900	16,577
United Internet	250	4,431
Volkswagen	75	11,978
Wacker Chemie	21	1,369
		1,821,490
Greece--.0%
Coca-Cola Hellenic Bottling	649a	11,379
OPAP	436	2,629
		14,008
Hong Kong--.7%
AIA Group	25,600	89,958
ASM Pacific Technology	400	5,143
Bank of East Asia	3,940	13,744
BOC Hong Kong Holdings	9,000	27,680
Cathay Pacific Airways	2,000	3,312
Cheung Kong Holdings	4,000	52,665
Cheung Kong Infrastructure Holdings	1,000	6,080
CLP Holdings	4,500	38,880
First Pacific	4,000	4,488
Galaxy Entertainment Group	3,000a	7,234
Hang Lung Group	2,000	12,973
Hang Lung Properties	6,000	21,355
Hang Seng Bank	2,000	27,828
Henderson Land Development	2,000	11,657
Hong Kong & China Gas	14,517	33,622
Hong Kong Exchanges & Clearing	2,400	32,249

Hopewell Holdings	1,000	2,914
Hutchison Whampoa	5,000	45,069
Hysan Development	2,000	8,459
Kerry Properties	1,500	6,896
Li & Fung	14,000	27,658
Lifestyle International Holdings	1,500	3,451
Link REIT	5,500	24,114
MGM China Holdings	4,400	6,117
MTR	3,000	10,484
New World Development	9,000	11,525
Noble Group	7,636	6,597
NWS Holdings	4,000	6,118
Orient Overseas International	500	2,850
PCCW	11,000	4,326
Power Assets Holdings	4,000	31,465
Shangri-La Asia	4,000	7,892
Sino Land	8,400	14,385
SJM Holdings	6,000	10,739
Sun Hung Kai Properties	4,000	50,008
Swire Pacific, Cl. A	1,500	17,999
Wharf Holdings	4,200	24,372
Wheelock & Co.	2,000	7,853
Yue Yuen Industrial Holdings	2,000	6,061
		726,220
Ireland--.1%
CRH	1,673	30,764
Elan	1,424a	16,768
Irish Bank Resolution	3,069a,b	4
Kerry Group, Cl. A	349	15,759
		63,295
Israel--.1%
Bank Hapoalim	2,512a	7,270
Bank Leumi Le-Israel	2,777a	6,253
Bezeq Israeli Telecommunication	4,209	4,247
Delek Group	20	2,651
Israel	7	4,006
Israel Chemicals	945	11,185
Mizrahi Tefahot Bank	424a	3,182

NICE Systems	136a	4,851
Teva Pharmaceutical Industries	2,380	98,516
		142,161
Italy--.4%
Assicurazioni Generali	2,668	33,582
Atlantia	754	9,927
Autogrill	352	2,850
Banca Monte dei Paschi di Siena	6,557a	1,455
Banco Popolare	5,205a	6,087
Enel	16,867	48,272
Enel Green Power	3,490	5,003
ENI	6,025	124,838
EXOR	146	3,239
Fiat	2,075a	10,212
Fiat Industrial	1,851	18,220
Finmeccanica	723a	2,651
Intesa Sanpaolo	23,258	29,561
Intesa Sanpaolo-RSP	2,248	2,260
Luxottica Group	298	10,285
Mediaset	1,052	1,841
Mediobanca	844	2,912
Pirelli & C	735	7,452
Prysmian	517	8,314
Saipem	635	29,338
Snam	3,371	13,563
STMicroelectronics	1,644	8,947
Telecom Italia	26,092	21,349
Telecom Italia-RSP	13,412	9,382
Tenaris	1,131	22,029
Terna Rete Elettrica Nazionale	3,211	10,723
Unicredit	9,600a	32,695
Unione di Banche Italiane	1,956	5,694
		482,681
Japan--4.6%
Advantest	300	3,871
Aeon	1,400	16,916
Aeon Credit Service	300	5,768
AEON Mall	200	4,826

Air Water	1,000	12,109
Aisin Seiki	500	15,392
Ajinomoto	2,000	28,416
Alfresa Holdings	100	5,338
All Nippon Airways	2,000	4,634
Amada	1,000	5,325
Aozora Bank	2,000	4,634
Asahi Glass	2,000	11,853
Asahi Group Holdings	900	20,298
Asahi Kasei	3,000	16,051
Asics	500	5,901
Astellas Pharma	1,100	52,518
Bank of Kyoto	1,000	7,360
Bank of Yokohama	3,000	13,670
Benesse Holdings	100	4,730
Bridgestone	1,500	34,195
Brother Industries	400	3,738
Canon	2,800	94,976
Casio Computer	600	3,986
Central Japan Railway	4	33,178
Chiba Bank	2,000	11,725
Chiyoda	1,000	13,146
Chubu Electric Power	1,700	18,213
Chugai Pharmaceutical	400	7,736
Chugoku Bank	1,000	12,800
Chugoku Electric Power	700	8,960
Citizen Holdings	400	2,232
Coca-Cola West	200	3,436
Cosmo Oil	1,000	2,202
Credit Saison	300	6,874
Dai Nippon Printing	1,000	7,667
Dai-ichi Life Insurance	21	22,364
Daicel	1,000	6,042
Daido Steel	1,000	5,709
Daihatsu Motor	1,000	16,883
Daiichi Sankyo	1,600	26,460
Daikin Industries	600	16,466
Dainippon Sumitomo Pharma	400	4,439

Daito Trust Construction	200	19,328
Daiwa House Industry	1,000	14,310
Daiwa Securities Group	4,000	15,104
DeNA	200	4,357
Denki Kagaku Kogyo	1,000	3,328
Denso	1,100	35,468
Dentsu	400	10,696
East Japan Railway	800	51,405
Eisai	600	26,650
Electric Power Development	200	4,723
FamilyMart	100	4,749
FANUC	500	78,144
Fast Retailing	100	20,672
Fuji Electric	2,000	4,454
Fuji Heavy Industries	2,000	15,027
FUJIFILM Holdings	1,000	18,048
Fujitsu	4,000	15,872
Fukuoka Financial Group	2,000	7,347
Furukawa Electric	1,000	2,099
Gree	200	3,182
GS Yuasa	1,000	4,006
Gunma Bank	1,000	4,890
Hachijuni Bank	1,000	5,338
Hakuhodo DY Holdings	70	4,641
Hamamatsu Photonics	100	3,525
Hankyu Hanshin Holdings	3,000	16,128
Hino Motors	1,000	6,989
Hirose Electric	100	9,613
Hisamitsu Pharmaceutical	100	5,056
Hitachi	11,000	65,472
Hitachi Chemical	200	3,069
Hitachi Construction Machinery	200	3,630
Hitachi High-Technologies	200	5,036
Hitachi Metals	1,000	11,059
Hokkaido Electric Power	300	2,769
Hokuriku Electric Power	300	3,068
Honda Motor	4,000	130,611
Hoya	1,200	26,819

Ibiden	200	3,287
Idemitsu Kosan	100	8,448
IHI	3,000	6,451
INPEX	5	28,096
Isetan Mitsukoshi Holdings	680	7,216
Isuzu Motors	3,000	15,475
ITOCHU	3,900	40,785
Itochu Techno-Solutions	100	5,184
Iyo Bank	1,000	7,744
J Front Retailing	1,200	5,990
Japan Petroleum Exploration	100	3,796
Japan Prime Realty Investment	2	5,215
Japan Real Estate Investment	1	9,472
Japan Retail Fund Investment	4	6,712
Japan Steel Works	1,000	5,504
Japan Tobacco	2,200	69,386
JFE Holdings	1,100	14,629
JGC	1,000	30,899
Joyo Bank	1,000	4,480
JS Group	600	12,634
JSR	300	5,338
JTEKT	300	2,665
Jupiter Telecommunications	3	2,995
JX Holdings	5,240	25,487
Kajima	2,000	5,760
Kamigumi	1,000	8,064
Kaneka	1,000	5,184
Kansai Electric Power	1,800	13,548
Kansai Paint	1,000	10,509
Kao	1,300	35,293
Kawasaki Heavy Industries	4,000	9,626
Kawasaki Kisen Kaisha	1,000a	1,536
KDDI	7	48,474
Keikyu	1,000	9,357
Keio	2,000	14,746
Keisei Electric Railway	1,000	9,062
Keyence	121	30,372
Kikkoman	1,000	12,634

Kintetsu	5,000	19,904
Kirin Holdings	2,000	22,835
Kobe Steel	4,000	3,789
Komatsu	2,300	51,756
Konami	200	4,306
Konica Minolta Holdings	1,000	7,142
Kubota	3,000	28,685
Kuraray	800	9,441
Kurita Water Industries	200	4,531
Kyocera	400	32,000
Kyowa Hakko Kirin	371	4,146
Kyushu Electric Power	900	7,062
Lawson	200	14,387
Makita	200	6,774
Marubeni	4,000	27,034
Marui Group	600	4,424
Mazda Motor	6,000a	7,296
McDonald's Holdings Japan	200	5,786
Medipal Holdings	500	7,232
MEIJI Holdings	117	5,361
Miraca Holdings	100	4,275
Mitsubishi	3,500	70,157
Mitsubishi Chemical Holdings	3,000	12,787
Mitsubishi Electric	5,000	40,000
Mitsubishi Estate	3,000	54,374
Mitsubishi Gas Chemical	1,000	5,798
Mitsubishi Heavy Industries	7,000	28,493
Mitsubishi Logistics	1,000	10,662
Mitsubishi Materials	2,000	5,581
Mitsubishi Motors	9,000a	8,640
Mitsubishi Tanabe Pharma	400	6,134
Mitsubishi UFJ Financial Group	31,660	154,399
Mitsubishi UFJ Lease & Finance	120	4,838
Mitsui & Co.	4,100	61,244
Mitsui Chemicals	2,000	4,531
Mitsui Fudosan	2,000	39,066
Mitsui OSK Lines	2,000	6,118
Mizuho Financial Group	56,200	92,797

MS&AD Insurance Group Holdings	1,290	21,086
Murata Manufacturing	500	25,120
Nabtesco	200	4,416
Namco Bandai Holdings	500	7,213
NEC	6,000a	8,064
NEXON	400	8,300
NGK Insulators	1,000	11,610
NGK Spark Plug	1,000	11,686
NHK Spring	500	5,306
Nidec	300	23,770
Nikon	900	25,160
Nintendo	300	33,600
Nippon Building Fund	2	19,482
Nippon Electric Glass	1,000	5,325
Nippon Express	2,000	8,192
Nippon Meat Packers	1,000	13,171
Nippon Paper Group	200	2,547
Nippon Steel	12,000	24,269
Nippon Telegraph & Telephone	1,100	51,181
Nippon Yusen	3,000	6,720
Nishi-Nippon City Bank	2,000	4,403
Nissan Motor	6,200	59,044
Nisshin Seifun Group	500	5,990
Nisshin Steel	2,000	2,227
Nissin Foods Holdings	100	3,830
Nitori Holdings	100	9,370
Nitto Denko	400	17,382
NKSJ Holdings	925	17,843
NOK	300	5,802
Nomura Holdings	8,300	29,535
Nomura Real Estate Holdings	300	5,610
Nomura Real Estate Office Fund	1	5,779
Nomura Research Institute	200	4,165
NSK	1,000	6,118
NTN	1,000	2,714
NTT Data	3	9,139
NTT DoCoMo	38	63,864
Obayashi	1,000	4,570

Odakyu Electric Railway	2,000	20,582
OJI Paper	2,000	6,707
Olympus	500a	9,472
Omron	400	8,059
Ono Pharmaceutical	200	12,646
ORACLE JAPAN	100	4,499
Oriental Land	100	12,467
ORIX	250	23,904
Osaka Gas	4,000	16,435
OTSUKA	100	8,832
Otsuka Holdings	1,000	30,528
Panasonic	5,000	34,944
Rakuten	1,500	14,957
Resona Holdings	5,200	21,366
Ricoh	2,000	13,850
Rinnai	100	6,477
Rohm	200	7,235
Sankyo	100	4,979
Sanrio	100	3,468
Santen Pharmaceutical	200	8,538
SBI Holdings	44	3,013
Secom	500	23,296
Sega Sammy Holdings	500	10,720
Seiko Epson	300	2,415
Sekisui Chemical	1,000	8,550
Sekisui House	1,000	9,626
Seven & I Holdings	1,900	60,435
Seven Bank	1,000	2,509
Sharp	2,000	6,912
Shikoku Electric Power	400	6,180
Shimadzu	1,000	8,218
Shimamura	100	11,648
Shimano	200	13,363
Shimizu	1,000	3,136
Shin-Etsu Chemical	1,000	50,944
Shinsei Bank	4,000	4,557
Shionogi & Co.	800	11,448
Shiseido	800	11,510

Shizuoka Bank	2,000	20,224
Showa Denko	3,000	5,453
Showa Shell Sekiyu	500	2,733
SMC	200	33,920
Softbank	2,200	84,621
Sojitz	2,900	4,529
Sony	2,300	28,351
Sony Financial Holdings	500	8,064
Square Enix Holdings	200	3,105
Stanley Electric	300	4,458
Sumco	200a	1,539
Sumitomo	2,600	36,808
Sumitomo Chemical	3,000	8,410
Sumitomo Electric Industries	1,700	20,237
Sumitomo Heavy Industries	1,000	4,058
Sumitomo Metal Industries	8,000	11,878
Sumitomo Metal Mining	1,000	10,803
Sumitomo Mitsui Financial Group	3,300	105,093
Sumitomo Mitsui Trust Holdings	6,980	20,192
Sumitomo Realty & Development	1,000	25,242
Sumitomo Rubber Industries	400	4,849
Suruga Bank	1,000	10,624
Suzuken	100	3,598
Suzuki Motor	800	14,756
Sysmex	200	8,768
T&D Holdings	1,300	13,379
Taiheiyo Cement	4,000	8,858
Taisei	2,000	5,530
Taisho Pharmaceutical Holdings	100	8,000
Taiyo Nippon Sanso	1,000	5,645
Takashimaya	1,000	7,334
Takeda Pharmaceutical	2,000	92,160
TDK	300	11,520
Teijin	2,000	5,914
Terumo	400	16,486
THK	200	3,576
Tobu Railway	2,000	10,854
Toho	200	3,599

Toho Gas	1,000	6,029
Tohoku Electric Power	1,000	6,477
Tokio Marine Holdings	1,900	44,068
Tokyo Electric Power	3,000a	5,030
Tokyo Electron	400	18,816
Tokyo Gas	6,000	31,027
Tokyu	3,000	14,438
Tokyu Land	1,000	5,107
TonenGeneral Sekiyu	1,000	8,218
Toppan Printing	1,000	6,246
Toray Industries	4,000	25,242
Toshiba	11,000	36,890
Tosoh	1,000	2,483
TOTO	1,000	7,462
Toyo Seikan Kaisha	300	3,564
Toyoda Gosei	200	4,140
Toyota Industries	400	10,757
Toyota Motor	6,900	266,726
Toyota Tsusho	400	7,470
Trend Micro	300	8,970
Tsumura & Co.	100	2,817
Ube Industries	2,000	4,403
UNICHARM	300	16,550
Ushio	200	2,542
USS	60	6,490
West Japan Railway	400	17,306
Yahoo! Japan	37	13,535
Yakult Honsha	200	7,757
Yamada Denki	270	14,083
Yamaguchi Financial Group	1,000	8,474
Yamaha	400	3,886
Yamaha Motor	700	5,976
Yamato Holdings	1,000	16,474
Yamato Kogyo	200	5,696
Yaskawa Electric	1,000	7,258
Yokogawa Electric	400	4,142
		5,119,302
Luxembourg--.0%

SES	651	15,675
Macau--.0%
Sands China	5,200	15,389
Wynn Macau	3,200	6,825
		22,214
Mexico--.0%
Fresnillo	386	8,812
Netherlands--.6%
Aegon	3,776	17,223
Akzo Nobel	546	29,495
ASML Holding	1,101	63,968
Core Laboratories	100	11,156
Corio	130	5,755
DE Master Blenders 1753	1,227a	14,220
Delta Lloyd	221	2,886
European Aeronautic Defence and Space	980	35,282
Fugro	178	11,662
Gemalto	234	17,934
Heineken	607	32,903
Heineken Holding	247	11,357
ING Groep	9,890a	65,480
Koninklijke Ahold	2,757	33,566
Koninklijke Boskalis Westminster	204	6,660
Koninklijke DSM	378	18,618
Koninklijke KPN	3,592	29,483
Koninklijke Philips Electronics	2,604	57,287
Koninklijke Vopak	176	11,161
QIAGEN	617a	10,856
Randstad Holding	336	10,199
Reed Elsevier	1,636	19,216
SBM Offshore	365a	4,457
TNT Express	942	10,216
Unilever	4,078	141,772
Wolters Kluwer	771	12,821
		685,633
New Zealand--.0%
Auckland International Airport	2,415	4,870
Contact Energy	460a	1,866

Fletcher Building	1,409	6,972
SKYCITY Entertainment Group	1,940	5,593
Telecom Corporation of New Zealand	4,764	10,263
		29,564
Norway--.2%
Aker Solutions	268	3,948
DNB	2,280	24,020
Gjensidige Forsikring	483	5,930
Norsk Hydro	1,845	7,530
Orkla	1,726	12,353
SeaDrill	935	36,671
Statoil	2,858	68,231
Telenor	1,698	28,790
Yara International	460	21,804
		209,277
Portugal--.0%
Banco Espirito Santo	2,487a	1,530
Energias de Portugal	4,216	9,617
Galp Energia	600	8,121
Jeronimo Martins	521	8,173
Portugal Telecom	1,514	6,427
		33,868
Singapore--.4%
Ascendas Real Estate Investment Trust	3,400	6,202
Avago Technologies	657	24,309
CapitaLand	6,500	15,670
CapitaMall Trust	4,000	6,300
Capitamalls Asia	4,000	5,239
City Developments	1,000	9,402
ComfortDelgro	5,000	6,750
Cosco Singapore	3,000	2,338
DBS Group Holdings	4,500	53,303
Flextronics International	1,406a	9,012
Fraser and Neave	2,000	13,147
Genting Singapore	13,000	13,633
Global Logistic Properties	4,150	7,504
Golden Agri-Resources	12,640	7,517
Hutchison Port Holdings Trust	14,000	10,640

Keppel	4,200	37,734
Keppel Land	1,000	2,764
Olam International	3,045	4,515
Oversea-Chinese Banking	7,000	53,721
SembCorp Industries	2,000	8,502
SembCorp Marine	2,000	7,811
Singapore Airlines	1,866	15,895
Singapore Exchange	2,000	10,752
Singapore Press Holdings	5,000	16,514
Singapore Technologies Engineering	4,000	10,608
Singapore Telecommunications	19,000	54,661
StarHub	2,000	6,172
United Overseas Bank	3,000	48,216
UOL Group	1,000	4,163
Wilmar International	4,000	10,415
		483,409
Spain--.5%
Abertis Infraestructuras	789	9,761
Acciona	39	1,703
Acerinox	192	1,917
ACS Actividades de Construccion y Servicios	261	4,127
Amadeus IT Holding, Cl. A	676	14,626
Banco Bilbao Vizcaya Argentaria	11,799	77,291
Banco de Sabadell	5,914	11,279
Banco Popular Espanol	1,685	3,170
Banco Santander	22,965	139,869
Bankia	1,979	1,943
CaixaBank	1,879	6,159
Distribuidora Internacional de Alimentacion	986	4,877
Enagas	438	7,599
Ferrovial	1,260	13,720
Gas Natural SDG	675	8,326
Grifols	438a	13,656
Iberdrola	8,919	32,373
Inditex	563	58,071
Mapfre	1,615	2,947
Red Electrica	248	9,833
Repsol	1,855	29,683

Telefonica	10,299	116,924
Zardoya Otis	186	2,071
		571,925
Sweden--.7%
Alfa Laval	861	14,939
Assa Abloy, Cl. B	914	27,740
Atlas Copco, Cl. A	1,555	35,030
Atlas Copco, Cl. B	961	19,289
Autoliv	210	11,880
Boliden	746	11,386
Electrolux, Ser. B	610	13,858
Elekta, Cl. B	289	13,441
Ericsson, Cl. B	7,592	70,777
Getinge, Cl. B	507	14,508
Hennes & Mauritz, Cl. B	2,373	87,827
Hexagon, Cl. B	485	9,285
Holmen, Cl. B	75	2,015
Husqvarna, Cl. B	673	3,444
Industrivarden, Cl. C	308	4,149
Investment AB Kinnevik, Cl. B	553	11,400
Investor, Cl. B	1,166	24,347
Lundin Petroleum	573a	12,175
Millicom International Cellular, SDR	159	14,402
Modern Times Group, Cl. B	153	7,024
Nordea Bank	6,663	62,313
Ratos, Cl. B	334	3,462
Sandvik	2,387	33,257
Scania, Cl. B	848	14,639
Securitas, Cl. B	706	5,751
Skandinaviska Enskilda Banken, Cl. A	3,393	24,971
Skanska, Cl. B	905	13,693
SKF, Cl. B	1,136	23,536
SSAB, Cl. A	326	2,684
Svenska Cellulosa, Cl. B	1,621	27,602
Svenska Handelsbanken, Cl. A	1,309	45,541
Swedbank, Cl. A	1,919	33,466
Swedish Match	519	21,880
Tele2, Cl. B	802	13,291

TeliaSonera	5,138	34,036
Volvo, Cl. B	3,722	46,055
		815,093
Switzerland--1.9%
ABB	5,566a	97,375
Actelion	292a	13,354
Adecco	300a	13,213
Aryzta	202a	10,045
Baloise Holding	91	6,017
Banque Cantonale Vaudoise	12	6,130
Barry Callebaut	7a	6,327
Cie Financiere Richemont, Cl. A	1,334	75,766
Credit Suisse Group	3,026a	51,637
GAM Holding	436a	4,823
Geberit	85a	16,716
Givaudan	20a	19,471
Glencore International	3,479	17,463
Holcim	569a	33,628
Julius Baer Group	524a	18,785
Kuehne & Nagel International	135	15,390
Lindt & Spruengli-PC	3a	9,295
Lonza Group	82a	3,709
Nestle	8,273	508,853
Novartis	5,784	339,469
Pargesa Holding-BR	64	3,864
Partners Group Holding	25	4,566
Roche Holding	1,768	313,832
Schindler Holding	48	5,634
Schindler Holding-PC	121	14,166
SGS	15	30,052
Sika-BR	5	9,347
Sonova Holding	118a	11,174
Straumann Holding	19	2,553
Sulzer	73	9,451
Swatch Group	75	5,247
Swatch Group-BR	72	28,666
Swiss Life Holding	58a	5,564
Swiss Prime Site	155a	12,979

Swiss Re	910a	57,184
Swisscom	56	22,450
Syngenta	241	82,374
UBS	9,204a	97,008
Zurich Insurance Group	369a	82,281
		2,065,858
United Kingdom--5.2%
3i Group	3,060	9,998
Aberdeen Asset Management	2,945	11,926
Admiral Group	535	9,160
Aggreko	650	20,810
AMEC	829	14,531
Anglo American	3,341	99,525
Antofagasta	956	16,068
Aon	820	40,344
ArcelorMittal	2,458	39,513
ARM Holdings	3,338	28,862
Associated British Foods	866	17,040
AstraZeneca	3,245	151,942
Aviva	6,900	31,546
Babcock International Group	857	11,535
BAE Systems	7,896	38,241
Balfour Beatty	1,187	5,395
Barclays	30,064	79,188
BG Group	8,329	164,799
BHP Billiton	5,275	154,573
BP	47,724	318,038
British American Tobacco	4,962	264,313
British Land	2,087	17,489
British Sky Broadcasting Group	2,785	31,111
BT Group	19,917	67,856
Bunzl	883	15,422
Burberry Group	1,038	20,408
Capita Group	1,912	21,314
Capital Shopping Centres Group	1,567	7,913
Carnival	420	14,144
Centrica	12,377	61,514
Cobham	2,046	7,458

Compass Group	4,914	52,813
Croda International	414	15,254
Delphi Automotive	362	10,277
Diageo	6,146	164,486
Eurasian Natural Resources	384	2,366
Evraz	1,569	5,842
Experian	2,339	34,802
G4S	3,476	13,510
GKN	4,165	13,739
GlaxoSmithKline	12,709	292,609
Hammerson	1,831	13,294
HSBC Holdings	45,222	378,540
ICAP	1,680	8,387
IMI	1,012	13,042
Imperial Tobacco Group	2,569	99,849
Inmarsat	794	6,120
Intercontinental Hotels Group	757	18,717
International Consolidated Airlines Group	1,579a	3,956
Intertek Group	371	15,903
Invensys	1,440	5,439
Investec	1,679	9,922
ITV	8,986	10,637
J Sainsbury	2,638	13,372
Johnson Matthey	535	18,286
Kazakhmys	315	3,482
Kingfisher	5,840	24,429
Land Securities Group	1,936	23,979
Legal & General Group	14,513	29,011
Lloyds Banking Group	107,341a	51,086
London Stock Exchange Group	302	4,590
Lonmin	237	2,594
Man Group	3,853	4,812
Marks & Spencer Group	3,847	20,127
Meggitt	1,989	11,959
Melrose	2,940	10,168
National Grid	9,005	93,534
Next	413	20,844
Old Mutual	11,678	28,874

Pearson	1,894	35,515
Petrofac	592	13,839
Prudential	6,496	77,709
Randgold Resources	232	21,097
Reckitt Benckiser Group	1,647	90,559
Reed Elsevier	3,018	25,457
Resolution	2,757	8,904
Rexam	2,610	17,780
Rio Tinto	3,421	158,038
Rolls-Royce Holdings	4,553a	60,712
Royal Bank of Scotland Group	5,936a	19,888
Royal Dutch Shell, Cl. A	9,227	314,356
Royal Dutch Shell, Cl. B	6,714	236,793
RSA Insurance Group	8,804	15,032
SABMiller	2,410	104,173
Sage Group	3,267	14,726
Schroders	205	4,124
Segro	1,292	4,795
Serco Group	1,291	11,669
Severn Trent	593	16,038
Shire	1,500	43,461
Smith & Nephew	2,482	25,430
Smiths Group	886	14,822
SSE	2,425	49,920
Standard Chartered	5,970	137,077
Standard Life	5,770	21,883
Subsea 7	628	13,201
Tate & Lyle	1,188	12,293
Tesco	20,259	101,038
TUI Travel	1,371	3,927
Tullow Oil	2,314	46,801
Unilever	3,230	116,019
United Utilities Group	1,764	18,890
Vedanta Resources	192	2,938
Veripos	62a	119
Vodafone Group	125,230	358,518
Weir Group	551	14,297
Whitbread	462	15,472

Willis Group Holdings	506	18,712
WM Morrison Supermarkets	5,387	23,421
Wolseley	631	22,784
WPP	2,914	36,915
Xstrata	5,310	70,606
		5,762,375
United States--29.0%
3M	1,649	150,438
Abbott Laboratories	3,964	262,853
Abercrombie & Fitch, Cl. A	160	5,408
Accenture, Cl. A	1,653	99,676
ACE	825	60,637
Activision Blizzard	1,313	15,795
Adobe Systems	1,190a	36,747
Advance Auto Parts	156	10,943
Advanced Micro Devices	1,129a	4,584
AES	1,563a	18,850
Aetna	880	31,733
Affiliated Managers Group	158a	17,631
Aflac	1,214	53,149
AGCO	265a	11,618
Agilent Technologies	828	31,704
Air Products & Chemicals	561	45,121
Airgas	179	14,198
Akamai Technologies	441a	15,514
Albemarle	267	15,545
Alcoa	2,582	21,870
Alexion Pharmaceuticals	439a	46,029
Alleghany	36a	12,449
Allegheny Technologies	240	7,207
Allergan	778	63,850
Alliance Data Systems	107a	13,910
Alliant Energy	286	13,359
Allstate	1,193	40,920
Alpha Natural Resources	385a	2,699
Altera	774	27,438
Altria Group	5,097	183,339
Amazon.com	920a	214,636

Ameren	535	18,302
American Capital Agency	820c	28,815
American Electric Power	1,257	53,096
American Express	2,589	149,411
American International Group	1,424a	44,528
American Tower	993c	71,804
American Water Works	404	14,645
Ameriprise Financial	513	26,532
AmerisourceBergen	629	24,971
AMETEK	549	17,019
Amgen	1,979	163,465
Amphenol, Cl. A	393	23,140
Anadarko Petroleum	1,282	89,022
Analog Devices	801	31,303
Annaly Capital Management	2,351c	40,978
ANSYS	274a	16,429
Apache	992	85,431
Apollo Group, Cl. A	252a	6,854
Apple	2,329	1,422,460
Applied Materials	2,983	32,485
Arch Capital Group	410a	15,908
Archer-Daniels-Midland	1,631	42,553
Arrow Electronics	221a	7,459
Assurant	223	8,075
AT&T	14,858	563,415
Autodesk	520a	17,638
Automatic Data Processing	1,169	66,107
AutoZone	93a	34,896
AvalonBay Communities	227c	33,389
Avery Dennison	191	5,881
Avnet	304a	9,576
Avon Products	1,019	15,784
Axis Capital Holdings	325	10,679
Baker Hughes	1,139	52,758
Ball	387	16,084
Bank of America	27,202	199,663
Baxter International	1,428	83,552
BB&T	1,804	56,591

Beam	336	21,128
Becton Dickinson & Co.	489	37,022
Bed Bath & Beyond	561a	34,193
Berkshire Hathaway, Cl. B	2,306a	195,641
Best Buy	636	11,505
Biogen Idec	577a	84,144
BlackRock	343	58,399
BMC Software	429a	16,988
Boeing	1,776	131,264
BorgWarner	246a	16,507
Boston Properties	350c	38,815
Boston Scientific	3,304a	17,082
Bristol-Myers Squibb	4,221	150,268
Broadcom, Cl. A	1,299a	44,010
Brown-Forman, Cl. B	206	19,273
Bunge	319	20,981
C.H. Robinson Worldwide	387	20,453
C.R. Bard	205	19,938
CA	930	22,385
Cablevision Systems (NY Group), Cl. A	423	6,489
Cabot Oil & Gas	526	22,192
Calpine	686a	11,724
Cameron International	575a	28,905
Campbell Soup	490	16,224
Capital One Financial	1,281	72,364
Cardinal Health	821	35,377
CareFusion	513a	12,522
CarMax	514a	14,305
Carnival	1,063	35,377
Caterpillar	1,622	136,589
CBRE Group, Cl. A	797a	12,417
CBS, Cl. B	1,437	48,082
Celanese, Ser. A	377	14,375
Celgene	1,106a	75,717
CenterPoint Energy	880	18,533
CenturyLink	1,502	62,393
Cerner	354a	26,168
CF Industries Holdings	175	34,258

Charles Schwab	2,585	32,649
Charter Communications, Cl. A	142a	10,923
Chesapeake Energy	1,541	29,002
Chevron	4,954	542,859
Chipotle Mexican Grill	76a	22,217
Chubb	654	47,539
Church & Dwight	346	19,933
Cigna	652	26,263
Cimarex Energy	217	12,302
Cincinnati Financial	311	11,768
Cintas	277	10,978
Cisco Systems	13,602	216,952
CIT Group	476a	17,384
Citigroup	7,423	201,386
Citrix Systems	454a	32,997
Cliffs Natural Resources	338	13,821
Clorox	321	23,340
CME Group	750	39,082
CMS Energy	762	18,791
Coach	669	33,002
Cobalt International Energy	481a	12,073
Coca-Cola	5,114	413,211
Coca-Cola Enterprises	721	21,140
Cognizant Technology Solutions, Cl. A	797a	45,246
Colgate-Palmolive	1,204	129,261
Comcast, Cl. A	5,144	167,437
Comcast, Cl. A (Special)	1,496	47,767
Comerica	458	13,836
Computer Sciences	425	10,463
ConAgra Foods	977	24,122
Concho Resources	234a	19,949
ConocoPhillips	2,984	162,449
CONSOL Energy	474	13,737
Consolidated Edison	776	50,052
Constellation Brands, Cl. A	362a	10,212
Continental Resources	106a	6,783
Cooper Industries	375	26,955
Corning	3,963	45,218

Costco Wholesale	1,080	103,874
Coventry Health Care	297	9,899
Covidien	1,223	68,341
Cree	298a	7,137
Crown Castle International	660a	40,841
Crown Holdings	306a	10,985
CSX	2,711	62,190
Cummins	431	41,333
CVS Caremark	3,254	147,243
D.R. Horton	735	12,958
Danaher	1,493	78,845
Darden Restaurants	334	17,094
DaVita	225a	22,144
Deere & Co.	962	73,901
Dell	3,727a	44,277
Delta Air Lines	612a	5,906
Denbury Resources	906a	13,699
DENTSPLY International	373	13,555
Devon Energy	992	58,647
Diamond Offshore Drilling	185	12,103
Dick's Sporting Goods	299	14,687
Digital Realty Trust	334c	26,075
DIRECTV, Cl. A	1,639a	81,393
Discover Financial Services	1,247	44,842
Discovery Communications, Cl. A	349a	17,670
Discovery Communications, Cl. C	282a	13,147
DISH Network, Cl. A	476	14,642
Dolby Laboratories, Cl. A	89a	3,137
Dollar General	585a	29,841
Dollar Tree	570a	28,694
Dominion Resources	1,475	80,107
Dover	431	23,477
Dow Chemical	2,999	86,311
Dr. Pepper Snapple Group	597	27,211
DTE Energy	398	24,425
Duke Energy	1,769	119,903
Duke Realty	676c	9,775
Dun & Bradstreet	102	8,179

E.I. du Pont de Nemours & Co.	2,347	116,646
Eastman Chemical	369	19,291
Eaton	774	33,932
Eaton Vance	238	6,314
eBay	2,938a	130,153
Ecolab	682	44,637
Edison International	755	34,866
Edwards Lifesciences	274a	27,729
Electronic Arts	745a	8,210
Eli Lilly & Co.	2,628	115,711
EMC	5,067a	132,806
Emerson Electric	1,836	87,706
Energen	195	9,986
Energizer Holdings	129	10,032
Entergy	417	30,303
EOG Resources	642	62,922
EQT	341	19,232
Equifax	253	11,851
Equinix	130a	23,163
Equity Residential	783c	49,572
Estee Lauder, Cl. A	570	29,857
Everest Re Group	202	20,543
Exelon	2,166	84,734
Expedia	230	13,108
Expeditors International of Washington	515	18,319
Express Scripts Holding	2,013a	116,633
Exxon Mobil	11,780	1,023,093
F5 Networks	182a	16,995
Facebook, Cl. A	1,185	25,726
Family Dollar Stores	252	16,652
Fastenal	687	29,623
Federal Realty Investment Trust	159c	17,277
FedEx	777	70,163
Fidelity National Financial, Cl. A	408	7,597
Fidelity National Information Services	602	18,927
Fifth Third Bancorp	2,198	30,376
First Republic Bank	305	9,922
FirstEnergy	1,086	54,539

Fiserv	320a	22,442
FLIR Systems	304	6,217
Flowserve	145	17,397
Fluor	377	18,692
FMC	340	18,598
FMC Technologies	561a	25,312
Ford Motor	9,143	84,481
Forest Laboratories	651a	21,841
Fossil	126a	9,033
Franklin Resources	364	41,842
Freeport-McMoRan Copper & Gold	2,448	82,424
Frontier Communications	2,204	8,640
GameStop, Cl. A	315	5,046
Gap	698	20,584
Garmin	290	11,197
General Dynamics	803	50,942
General Electric	26,517	550,228
General Growth Properties	945c	17,123
General Mills	1,562	60,449
General Motors	1,802a	35,517
Genuine Parts	435	27,853
Genworth Financial, Cl. A	798a	4,022
Gilead Sciences	1,913a	103,933
Goldman Sachs Group	1,187	119,768
Goodyear Tire & Rubber	433a	4,958
Google, Cl. A	647a	409,532
Green Mountain Coffee Roasters	244a	4,455
H&R Block	635	10,243
H.J. Heinz	850	46,928
Halliburton	2,357	78,087
Harley-Davidson	515	22,263
Harris	226	9,413
Hartford Financial Services Group	937	15,414
Hasbro	240	8,597
HCA Holdings	525	13,902
HCP	1,066c	50,326
Health Care REIT	516c	32,111
Helmerich & Payne	251	11,671

Henry Schein	258a	19,301
Herbalife	301	16,522
Hershey	405	29,055
Hertz Global Holdings	588a	6,621
Hess	698	32,918
Hewlett-Packard	5,082	92,696
HollyFrontier	537	20,078
Hologic	515a	9,538
Home Depot	3,900	203,502
Honeywell International	1,830	106,231
Hormel Foods	274	7,647
Hospira	411a	14,282
Host Hotels & Resorts	1,742c	25,573
Hudson City Bancorp	833	5,290
Humana	377	23,223
IHS, Cl. A	164a	18,084
Illinois Tool Works	1,124	61,078
Illumina	289a	11,985
Ingersoll-Rand	758	32,147
Integrys Energy Group	206	12,471
Intel	12,566	322,946
IntercontinentalExchange	184a	24,144
International Business Machines	2,755	539,925
International Flavors & Fragrances	188	10,479
International Game Technology	764	8,648
International Paper	1,016	33,335
Interpublic Group of Cos.	1,179	11,637
Intuit	649	37,655
Intuitive Surgical	92a	44,298
Invesco	1,012	22,396
Iron Mountain	417	13,432
J.C. Penney	357	8,036
J.M. Smucker	271	20,813
Jacobs Engineering Group	334a	12,882
JB Hunt Transport Services	234	12,875
Johnson & Johnson	6,884	476,510
Johnson Controls	1,665	41,042
Joy Global	230	11,946

JPMorgan Chase & Co.	9,565	344,340
Juniper Networks	1,305a	22,877
Kansas City Southern	268	19,510
KBR	301	7,898
Kellogg	588	28,048
KeyCorp	2,161	17,245
Kimberly-Clark	1,015	88,214
Kimco Realty	1,030c	20,075
Kinder Morgan	1,253	44,870
Kinder Morgan Management	221a	16,969
KLA-Tencor	378	19,244
Kohl's	569	28,291
Kraft Foods, Cl. A	4,126	163,843
Kroger	1,326	29,397
L-3 Communications Holdings	215	15,241
Laboratory Corp. of America Holdings	242a	20,350
Lam Research	569a	19,579
Las Vegas Sands	1,045	38,059
Legg Mason	319	7,822
Leggett & Platt	272	6,305
Leucadia National	496	10,753
Level 3 Communications	374a	7,207
Liberty Global, Cl. A	371a	19,581
Liberty Global, Ser. C	287a	14,304
Liberty Interactive, Cl. A	1,325a	24,817
Liberty Media, Cl. A	257a	24,312
Liberty Property Trust	304c	11,032
Life Technologies	439a	19,263
Limited Brands	607	28,863
Lincoln National	735	14,737
Linear Technology	512	16,512
LinkedIn, Cl. A	132a	13,550
Lockheed Martin	660	58,918
Loews	742	29,376
Lorillard	345	44,381
Lowe's	3,003	76,186
LSI	1,233a	8,508
LyondellBasell Industries, Cl. A	732	32,596

M&T Bank	275	23,606
Macerich	301c	17,581
Macy's	1,021	36,593
Manpower	158	5,622
Marathon Oil	1,845	48,837
Marathon Petroleum	850	40,205
Marriott International, Cl. A	625	22,762
Marsh & McLennan	1,423	47,258
Martin Marietta Materials	121	9,092
Marvell Technology Group	1,236	13,917
Masco	935	11,248
MasterCard, Cl. A	278	121,366
Mattel	798	28,066
Maxim Integrated Products	713	19,415
McCormick & Co.	299	18,203
McDonald's	2,570	229,655
McGraw-Hill	685	32,168
McKesson	645	58,521
MDU Resources Group	515	11,531
Mead Johnson Nutrition	537	39,180
MeadWestvaco	345	9,798
Medtronic	2,663	104,975
Merck & Co.	7,653	338,033
MetLife	2,176	66,956
MetroPCS Communications	1,244a	10,897
MGM Resorts International	876a	8,340
Microchip Technology	480	16,022
Micron Technology	2,379a	14,774
Microsoft	18,898	556,924
Mohawk Industries	156a	10,363
Molson Coors Brewing, Cl. B	362	15,320
Monsanto	1,348	115,416
Monster Beverage	366a	24,328
Moody's	475	19,252
Morgan Stanley	3,822	52,209
Mosaic	725	42,130
Motorola Solutions	676	32,678
Murphy Oil	428	22,966

Mylan	1,033a	23,790
Nabors Industries	716a	9,909
NASDAQ OMX Group	383	8,694
National Oilwell Varco	1,083	78,301
NetApp	856a	27,966
Netflix	146a	8,300
New York Community Bancorp	1,008	13,084
Newell Rubbermaid	738	13,026
Newfield Exploration	352a	10,747
Newmont Mining	1,301	57,855
News, Cl. A	4,099	94,359
News, Cl. B	1,077	24,976
NextEra Energy	1,001	70,971
Nielsen Holdings	337a	9,605
NII Holdings	289a	1,951
NIKE, Cl. B	924	86,255
NiSource	689	17,632
Noble	628a	23,236
Noble Energy	408	35,671
Nordstrom	380	20,573
Norfolk Southern	865	64,053
Northeast Utilities	735	29,312
Northern Trust	535	24,289
Northrop Grumman	589	38,992
NRG Energy	457	9,058
Nuance Communications	567a	11,538
Nucor	779	30,537
NVIDIA	1,306a	17,683
NYSE Euronext	604	15,390
O'Reilly Automotive	299a	25,636
Occidental Petroleum	1,990	173,190
Omnicare	318	9,988
Omnicom Group	673	33,771
ONEOK	490	21,810
Oracle	10,098	304,960
Owens-Illinois	292a	5,387
PACCAR	911	36,449
Pall	237	12,658

Parker Hannifin	353	28,353
PartnerRe	209	15,140
Patterson	260	8,866
Paychex	894	29,225
Peabody Energy	581	12,131
Pentair	186	8,152
People's United Financial	715	8,194
Pepco Holdings	619	12,355
PepsiCo	3,956	287,720
Perrigo	240	27,365
PetSmart	317	20,957
Pfizer	18,911	454,620
PG&E	1,075	49,622
Philip Morris International	4,324	395,387
Phillips 66	1,614	60,686
Pinnacle West Capital	279	14,938
Pioneer Natural Resources	361	31,995
Pitney Bowes	342	4,569
Plains Exploration & Production	375a	14,985
Plum Creek Timber	418c	16,967
PNC Financial Services Group	1,341	79,253
PPG Industries	374	40,938
PPL	1,370	39,593
Praxair	758	78,650
Precision Castparts	351	54,602
Priceline.com	128a	84,703
Principal Financial Group	715	18,297
Procter & Gamble	6,909	445,907
Progressive	1,366	26,965
ProLogis	1,061c	34,302
Prudential Financial	1,210	58,419
Public Service Enterprise Group	1,173	38,991
Public Storage	378c	56,303
PVH	207	16,442
QEP Resources	451	13,544
QUALCOMM	4,266	254,595
Quanta Services	543a	12,484
Quest Diagnostics	373	21,794

Rackspace Hosting	331a	14,524
Ralcorp Holdings	107a	6,385
Ralph Lauren	141	20,352
Range Resources	442	27,669
Rayonier	310c	14,784
Raytheon	816	45,272
Red Hat	431a	23,127
Regency Centers	238c	11,388
Regeneron Pharmaceuticals	206a	27,738
Regions Financial	3,341	23,253
RenaissanceRe Holdings	142	10,507
Republic Services	678	19,615
Reynolds American	832	38,497
Robert Half International	274	7,401
Rock-Tenn, Cl. A	182	10,596
Rockwell Automation	312	21,016
Rockwell Collins	361	18,256
Roper Industries	229	22,774
Ross Stores	540	35,878
Rowan, Cl. A	295a	10,363
Royal Caribbean Cruises	399	9,967
Safeway	725	11,274
SAIC	706	8,168
Salesforce.com	297a	36,935
SanDisk	674a	27,722
SBA Communications, Cl. A	287a	16,950
SCANA	312	15,341
Schlumberger	3,367	239,932
Scripps Networks Interactive, Cl. A	179	9,639
Seagate Technology	998	29,960
Sealed Air	673	10,903
Sears Holdings	80a	3,959
SEI Investments	426	9,023
Sempra Energy	609	42,880
Sensata Technologies	331a	9,503
Sherwin-Williams	213	28,617
Sigma-Aldrich	269	18,615
Simon Property Group	737c	118,281

Sirius XM Radio	9,197a	19,866
SL Green Realty	248c	19,530
SLM	1,170	18,708
Southern	2,176	104,774
Southwest Airlines	263	2,417
Southwestern Energy	860a	28,595
Spectra Energy	1,698	52,112
Sprint Nextel	7,216a	31,462
SPX	142	8,622
St. Jude Medical	828	30,934
Stanley Black & Decker	386	25,820
Staples	1,528	19,467
Starbucks	1,903	86,168
Starwood Hotels & Resorts Worldwide	537c	29,079
State Street	1,270	51,283
Stericycle	205a	19,034
Stryker	792	41,208
Sunoco	326	15,710
SunTrust Banks	1,285	30,390
Superior Energy Services	320a	6,934
Symantec	1,814a	28,570
Synopsys	393a	11,904
Sysco	1,361	40,000
T. Rowe Price Group	674	40,946
Target	1,633	99,041
TD Ameritrade Holding	489	7,785
TE Connectivity	1,007	33,241
Teradata	456a	30,835
Texas Instruments	2,867	78,097
Textron	692	18,027
Thermo Fisher Scientific	869	48,377
Tiffany & Co.	288	15,820
Time Warner	2,381	93,145
Time Warner Cable	818	69,473
TJX	1,890	83,689
Toll Brothers	400a	11,668
Torchmark	249	12,388
Total System Services	474	11,210

Tractor Supply	210	19,083
TransDigm Group	140a	17,270
Transocean	914	43,514
Travelers	1,001	62,713
Trimble Navigation	369a	16,332
TRW Automotive Holdings	256a	10,061
Tyco International	1,103	60,599
Tyson Foods, Cl. A	758	11,378
U.S. Bancorp	4,775	159,963
UDR	754c	20,064
Ulta Salon Cosmetics & Fragrance	178	15,109
Ultra Petroleum	276a	6,558
Union Pacific	1,201	147,255
United Continential Holdings	247a	4,666
United Parcel Service, Cl. B	1,809	136,778
United States Steel	255	5,266
United Technologies	2,124	158,111
UnitedHealth Group	2,657	135,746
Unum Group	602	11,372
Urban Outfitters	254a	7,760
URS	153	5,366
Valero Energy	1,312	36,080
Varian Medical Systems	279a	15,228
Ventas	755c	50,774
VeriFone Systems	353a	12,810
VeriSign	349a	15,503
Verisk Analytics, Cl. A	295a	14,824
Verizon Communications	7,133	321,984
Vertex Pharmaceuticals	497a	24,109
VF	217	32,398
Viacom, Cl. B	1,173	54,791
Virgin Media	729	19,960
Visa, Cl. A	1,291	166,629
VMware, Cl. A	203a	18,424
Vornado Realty Trust	395c	32,983
Vulcan Materials	342	13,249
W.R. Berkley	221	8,095
W.W. Grainger	137	28,062

Wal-Mart Stores	4,735	352,426
Walgreen	2,097	76,247
Walt Disney	4,304	211,499
Walter Energy	122	4,185
Warner Chilcott, Cl. A	597a	10,149
Washington Post, Cl. B	10	3,385
Waste Management	1,065	36,636
Waters	205a	15,883
Watson Pharmaceuticals	351a	27,318
Weatherford International	2,132a	25,691
WellPoint	815	43,431
Wells Fargo & Co.	12,572	425,059
Western Digital	565a	22,470
Western Union	1,341	23,374
Weyerhaeuser	1,325c	30,939
Whirlpool	204	13,782
Whiting Petroleum	233a	9,413
Whole Foods Market	454	41,668
Williams	1,553	49,370
Windstream	1,429	14,233
Wisconsin Energy	522	21,266
Wyndham Worldwide	412	21,445
Wynn Resorts	203	19,031
Xcel Energy	1,159	33,959
Xerox	3,431	23,777
Xilinx	623	20,185
XL Group	786	16,231
Xylem	462	11,079
Yahoo!	2,780a	44,035
Yum! Brands	1,175	76,187
Zimmer Holdings	402	23,690
		32,129,204
Total Common Stocks
(cost $61,642,584)		59,276,587

Preferred Stocks--.1%
Germany
Bayerische Motoren Werke	132	6,596

Henkel & Co.	410		29,511
Porsche Automobil Holding	372		19,233
ProSiebenSat.1 Media	139		2,925
RWE	68		2,414
Volkswagen	372		63,622
Total Preferred Stocks
(cost $89,476)			124,301

Rights--.0%
Spain
Actividades de Construccion y Servicios	261	a	315
Banco Santander	22,965	a	4,210
Iberdrola	8,904	a	1,643
Total Rights
(cost $8,829)			6,168
	Face Amount
	Covered by
Options Purchased--2.7%	Contracts ($)		Value ($)
Call Options--2.7%
U.S. Treasury 10 Year Note Futures,
September 2012 @ $115	148,000	a	2,909,125

	Number of
	Contracts ($)		Value ($)
Put Options--.0%
Swiss Market Index Futures,
September 2012 @ CHF 6,193	310	a	21,654
Swiss Market Index Futures,
September 2012 @ CHF 5,895	900	a	24,172
			45,826
Total Options
(cost $2,904,940)			2,954,951
	Principal
Short-Term Investments--21.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.07%, 8/16/12	6,000,000		5,999,916
0.08%, 8/30/12	2,500,000		2,499,870
0.08%, 9/6/12	2,310,000	d	2,309,843

0.09%, 9/20/12	4,275,000d	4,274,598
0.09%, 10/11/12	3,350,000	3,349,437
0.09%, 10/18/12	3,760,000	3,759,267
0.10%, 9/27/12	1,270,000	1,269,864
Total Short-Term Investments
(cost $23,462,434)		23,462,795

Other Investment--20.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $22,283,038)	22,283,038[e]	22,283,038
Total Investments (cost $110,391,301)	97.3%	108,107,840
Cash and Receivables (Net)	2.7%	3,047,267
Net Assets	100.0%	111,155,107

a Non-income producing security.
b The valuation of these securities has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2012, the value of these securities amounted to $8 or less than .01% of net assets.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

BR - Bearer Certificate
CDI - Chess Depository Interest
CHF- Swiss Franc
PC - Participation Certificate
REIT - Real Estate Investment Trust
RSP - Risparmio (Savings) Shares
SDR- Swedish Depository Receipts
STRIP - Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2012, the value of this security amounted to $8 or less than .01% of net assets.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures, forward foreign currency exchange contracts, and options positions.
e Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized depreciation on investments was $2,660,733 of which $8,623,403 related to appreciated investment securities and $11,284,136 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	41.1
Financial	10.1
Consumer Discretionary	6.2
Information Technology	6.2
Industrial	5.8
Consumer Staples	5.7
Health Care	5.7
Energy	5.3
Materials	3.7
Options Purchased	2.7
Telecommunication Services	2.6
Utilities	2.2
97.3

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2012 (Unaudited)

		Foreign			Unrealized
Forward Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
9/19/2012	a	3,680,604	3,703,405	3,849,728	146,323
9/19/2012	b	5,526,840	5,575,257	5,780,798	205,541
9/19/2012	c	1,208,512	1,249,626	1,264,043	14,417
9/19/2012	d	2,362,546	2,387,323	2,471,105	83,782
9/19/2012	e	6,769,914	6,857,007	7,080,992	223,985

British Pound,
Expiring:
9/19/2012	a	1,467,520	2,283,487	2,300,777	17,290
9/19/2012	b	1,707,075	2,678,039	2,676,351	(1,688)
9/19/2012	e	3,437,300	5,344,960	5,388,997	44,037

Canadian Dollar,
Expiring:
9/19/2012	a	3,138,836	3,057,260	3,126,486	69,226
9/19/2012	b	2,072,800	2,022,540	2,064,645	42,105
9/19/2012	c	437,950	433,112	436,227	3,115
9/19/2012	d	4,990,841	4,847,569	4,971,205	123,636
9/19/2012	e	4,504,262	4,419,104	4,486,540	67,436

Euro,
Expiring:
9/19/2012	a	539,407	667,910	664,095	(3,815)
9/19/2012	c	2,093,793	2,575,784	2,577,790	2,006
9/19/2012	d	435,300	535,053	535,923	870
9/19/2012	e	166,500	209,437	204,988	(4,449)

Japanese Yen,
Expiring:
9/19/2012	a	124,529,974	1,568,000	1,594,864	26,864
9/19/2012	b	184,857,225	2,337,130	2,367,479	30,349
9/19/2012	d	52,644,240	663,619	674,218	10,599
9/19/2012	e	531,041,001	6,701,921	6,801,078	99,157

New Zealand Dollar,
Expiring:
9/19/2012	a	150,790	118,507	121,698	3,191
9/19/2012	b	5,168,000	3,959,952	4,170,918	210,966
9/19/2012	d	554,375	435,972	447,417	11,445
9/19/2012	e	5,062,736	3,919,497	4,085,963	166,466

Norwegian Krone,
Expiring:
9/19/2012	a	16,896,288	2,784,956	2,797,670	12,714
9/19/2012	b	15,284,200	2,516,343	2,530,743	14,400
9/19/2012	d	7,794,375	1,291,462	1,290,585	(877)
9/19/2012	e	20,606,349	3,394,558	3,411,979	17,421

Swedish Krona,
Expiring:
9/19/2012	a	74,857,089	10,569,736	10,984,074	414,338
9/19/2012	d	23,053,490	3,231,733	3,382,729	150,996
9/19/2012	e	35,868,181	5,062,828	5,263,079	200,251

Swiss Franc,
Expiring:
9/19/2012	a	331,022	346,666	339,481	(7,185)
9/19/2012	b	161,190	170,212	165,309	(4,903)
9/19/2012	d	150,625	152,354	154,474	2,120
9/19/2012	e	158,715	163,835	162,771	(1,064)

Sales:			Proceeds ($)
Australian Dollar,

Expiring:
9/19/2012	a	2,407,611	2,393,712	2,518,241	(124,529)
9/19/2012	b	6,461,837	6,375,674	6,758,759	(383,085)
9/19/2012	d	1,136,875	1,160,681	1,189,114	(28,433)
9/19/2012	e	4,580,427	4,553,299	4,790,898	(237,599)

British Pound,
Expiring:
9/19/2012	a	3,021,910	4,694,774	4,737,749	(42,975)
9/19/2012	b	3,351,439	5,191,694	5,254,384	(62,690)
9/19/2012	c	1,644,298	2,578,785	2,577,930	855
9/19/2012	d	3,179,372	4,941,905	4,984,618	(42,713)
9/19/2012	e	6,135,218	9,587,821	9,618,792	(30,971)

Canadian Dollar,
Expiring:
9/19/2012	a	34,808	33,841	34,671	(830)
9/19/2012	b	630,180	615,096	627,701	(12,605)
9/19/2012	e	60,800	59,554	60,561	(1,007)

Euro,
Expiring:
9/19/2012	a	3,700,170	4,623,253	4,555,495	67,758
9/19/2012	b	9,384,237	11,698,715	11,553,480	145,235
9/19/2012	d	3,560,374	4,450,687	4,383,384	67,303
9/19/2012	e	8,436,094	10,529,501	10,386,166	143,335

Japanese Yen,
Expiring:
9/19/2012	a	110,283,007	1,390,551	1,412,402	(21,851)
9/19/2012	b	42,233,600	532,963	540,889	(7,926)
9/19/2012	d	80,959,489	1,026,037	1,036,854	(10,817)
9/19/2012	e	9,911,340	126,436	126,935	(499)

New Zealand Dollar,
Expiring:
9/19/2012	a	649,960	518,979	524,560	(5,581)

9/19/2012	b	818,910	648,000	660,915	(12,915)
9/19/2012	c	833,332	664,690	672,554	(7,864)
9/19/2012	d	173,250	138,318	139,824	(1,506)
9/19/2012	e	1,623,610	1,297,142	1,310,361	(13,219)

Norwegian Krone,
Expiring:
9/19/2012	a	9,636,573	1,596,384	1,595,614	770
9/19/2012	b	2,148,900	362,222	355,813	6,409
9/19/2012	c	2,803,027	464,897	464,122	775
9/19/2012	d	3,548,232	597,121	587,513	9,608
9/19/2012	e	27,532,018	4,573,395	4,558,724	14,671

Swedish Krona,
Expiring:
9/19/2012	a	8,803,163	1,251,330	1,291,723	(40,393)
9/19/2012	b	6,542,760	930,392	960,045	(29,653)
9/19/2012	c	1,949,493	283,260	286,057	(2,797)
9/19/2012	d	15,048,592	2,141,303	2,208,139	(66,836)
9/19/2012	e	11,620,408	1,655,147	1,705,108	(49,961)

Swiss Franc,
Expiring:
9/19/2012	a	903,022	940,910	926,097	14,813
9/19/2012	b	339,390	356,063	348,063	8,000
9/19/2012	c	11,733	11,971	12,033	(62)

Gross Unrealized Appreciation	2,894,578
Gross Unrealized Depreciation	(1,263,298)

Counterparties:
a Citigroup
b Credit Suisse First Boston

c Goldman Sachs
d HSBC
e UBS

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2012($)

Financial Futures Long
Amsterdam Exchange Index	102	8,157,590	August 2012	267,524
ASX SPI 200	48	5,330,559	September 2012	196,780
CAC 40 10 EURO	61	2,470,802	August 2012	107,153
DAX	32	6,677,658	September 2012	411,815
Euro-Bond	65	11,562,185	September 2012	32,638
Euro-Bond Options	221	6,681,066	August 2012	388,164
FTSE / MIB Index	1	85,335	September 2012	7,200
FTSE 100	59	5,185,695	September 2012	45,606
Japanese 10 Year Bond	4	7,373,312	September 2012	36,995
S&P/ Toronto Stock Exchange 60 Index	16	2,119,081	September 2012	46,524
Standard & Poor's 500 E-mini	46	3,161,580	September 2012	134,876

Financial Futures Short
Australian 10 Year Bond	47	(6,208,764)	September 2012	61,842
Canadian 10 Year Bond	84	(11,637,792)	September 2012	(92,972)
Hang Seng	39	(4,957,290)	August 2012	(242,737)
Japanese 10 Year Mini Bond	45	(8,301,888)	September 2012	(7,756)
Long Gilt	97	(18,535,574)	September 2012	(513,389)
Topix	38	(3,570,176)	September 2012	(175,635)
U.S. Treasury 10 Year Notes	43	(5,790,219)	September 2012	24,377

Gross Unrealized Appreciation				1,761,494.00
Gross Unrealized Depreciation				(1,032,489.00)

STATEMENT OF OPTIONS WRITTEN
July 31, 2012 (Unaudited)

	Number
	of Contracts		Value ($)
Call Options:
Swiss Market Index Futures,
September 2012 @ CHF 6,193	310	a	(85,747)
Swiss Market Index Futures,
September 2012 @ CHF 5,895	900	a	(483,748)

(premiums received $192,223)			(569,495)

CHF-Swiss Franc
a Non-income producing security.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	32,129,204	-	-	32,129,204
Equity Securities - Foreign+	27,271,676	-	8	27,271,684
Mutual Funds	22,283,038	-	-	22,283,038
U.S. Treasury	-	23,462,795	-	23,462,795
Rights+	6,168	-	-	6,168
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	2,894,578	-	2,894,578
Financial Futures++	1,761,494	-	-	1,761,494
Options Purchased	2,954,951	-	-	2,954,951
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,263,298)	-	(1,263,298)
Financial Futures++	(1,032,489)	-	-	(1,032,489)
Options Written	(569,495)	-	-	(569,495)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk
as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in foreign currencies or as a
substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.
As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	September 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)